Shareholder Report	12 Months Ended
	Sep. 30, 2024 USD ($) Holding	Sep. 30, 2023
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Calvert Responsible Index Series, Inc.
Entity Central Index Key	0001105446
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000161548
Shareholder Report [Line Items]
Fund Name	Calvert International Responsible Index Fund
Class Name	Class A
Trading Symbol	CDHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert International Responsible Index Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$61	0.54%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World ex USA Index (the Index):

↑ An out-of-Index position in Taiwan Semiconductor Manufacturing Co. nearly doubled in value on surging demand for high-end microchips powering AI applications

↑ Not owning Index components Shell Plc. and TotalEnergies SE ― both energy exploration and production companies ― contributed to returns relative to the Index as the prices of both stocks performed poorly during a period of volatile and declining demand for oil and natural gas worldwide

↑ Among sectors, an underweight position in the weak energy sector and stock selections and an overweight exposure to information technology helped returns

↓ An out-of-Index position in consumer goods maker Samsung Electronics Co. declined in value due to weakness in smartphone sales and rising component costs

↓ Not owning Index component and electrical equipment maker Hitachi Ltd. hurt returns as its stock price doubled on strong growth in its digital services business

↓ Not owning Index component and aerospace firm Rolls-Royce Holdings hurt returns as its stock price tripled on strong sales in its civil and defense divisions

↓ Among sectors, stock selections in the industrials sector detracted from performance relative to the Index during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	MSCI World ex USA Index	Calvert International Responsible Index
11/15	$9,530	$10,581	$9,871
12/15	$9,315	$10,391	$9,747
1/16	$8,824	$9,676	$9,064
2/16	$8,572	$9,541	$8,922
3/16	$9,149	$10,189	$9,537
4/16	$9,349	$10,516	$9,739
5/16	$9,311	$10,397	$9,698
6/16	$9,001	$10,081	$9,342
7/16	$9,392	$10,577	$9,834
8/16	$9,478	$10,587	$9,878
9/16	$9,549	$10,716	$9,966
10/16	$9,296	$10,508	$9,717
11/16	$9,101	$10,339	$9,509
12/16	$9,326	$10,677	$9,812
1/17	$9,653	$10,995	$10,117
2/17	$9,760	$11,122	$10,277
3/17	$10,072	$11,404	$10,575
4/17	$10,306	$11,646	$10,820
5/17	$10,691	$12,035	$11,236
6/17	$10,749	$12,046	$11,279
7/17	$11,022	$12,405	$11,579
8/17	$11,022	$12,402	$11,570
9/17	$11,266	$12,723	$11,846
10/17	$11,481	$12,897	$12,068
11/17	$11,564	$13,028	$12,186
12/17	$11,647	$13,262	$12,324
1/18	$12,210	$13,880	$12,911
2/18	$11,602	$13,220	$12,326
3/18	$11,543	$12,991	$12,139
4/18	$11,657	$13,290	$12,340
5/18	$11,439	$13,038	$12,080
6/18	$11,237	$12,895	$11,883
7/18	$11,558	$13,211	$12,201
8/18	$11,425	$12,962	$12,086
9/18	$11,454	$13,063	$12,110
10/18	$10,515	$12,025	$11,112
11/18	$10,616	$12,014	$11,182
12/18	$10,021	$11,393	$10,576
1/19	$10,717	$12,206	$11,316
2/19	$10,979	$12,520	$11,628
3/19	$11,044	$12,584	$11,676
4/19	$11,437	$12,940	$12,072
5/19	$10,848	$12,328	$11,472
6/19	$11,513	$13,061	$12,191
7/19	$11,326	$12,903	$12,085
8/19	$11,160	$12,586	$11,829
9/19	$11,493	$12,939	$12,172
10/19	$11,911	$13,357	$12,635
11/19	$12,052	$13,524	$12,795
12/19	$12,436	$13,955	$13,243
1/20	$12,185	$13,685	$13,042
2/20	$11,396	$12,470	$12,031
3/20	$9,798	$10,709	$10,442
4/20	$10,515	$11,456	$11,208
5/20	$11,074	$11,943	$11,713
6/20	$11,529	$12,352	$12,207
7/20	$11,965	$12,681	$12,723
8/20	$12,513	$13,336	$13,343
9/20	$12,334	$12,960	$13,110
10/20	$11,888	$12,451	$12,645
11/20	$13,573	$14,361	$14,524
12/20	$14,305	$15,014	$15,274
1/21	$14,129	$14,854	$15,129
2/21	$14,408	$15,233	$15,424
3/21	$14,749	$15,621	$15,762
4/21	$15,224	$16,113	$16,322
5/21	$15,761	$16,673	$16,851
6/21	$15,632	$16,503	$16,739
7/21	$15,741	$16,613	$16,846
8/21	$16,050	$16,879	$17,221
9/21	$15,384	$16,394	$16,568
10/21	$15,947	$16,882	$17,079
11/21	$15,327	$16,092	$16,392
12/21	$16,060	$16,910	$17,237
1/22	$15,261	$16,163	$16,212
2/22	$14,725	$15,912	$15,828
3/22	$14,688	$16,096	$15,904
4/22	$13,678	$15,039	$14,810
5/22	$13,815	$15,164	$14,805
6/22	$12,521	$13,737	$13,366
7/22	$13,247	$14,420	$14,125
8/22	$12,421	$13,747	$13,390
9/22	$11,154	$12,474	$12,032
10/22	$11,764	$13,162	$12,629
11/22	$13,310	$14,564	$14,019
12/22	$12,943	$14,493	$13,888
1/23	$14,175	$15,681	$15,142
2/23	$13,731	$15,315	$14,809
3/23	$14,175	$15,655	$15,198
4/23	$14,480	$16,100	$15,538
5/23	$14,084	$15,398	$15,079
6/23	$14,705	$16,130	$15,767
7/23	$15,064	$16,652	$16,227
8/23	$14,395	$16,008	$15,524
9/23	$13,838	$15,468	$14,946
10/23	$13,361	$14,815	$14,302
11/23	$14,673	$16,207	$15,817
12/23	$15,492	$17,093	$16,713
1/24	$15,366	$17,167	$16,719
2/24	$15,900	$17,460	$17,151
3/24	$16,391	$18,049	$17,707
4/24	$15,781	$17,571	$17,133
5/24	$16,544	$18,243	$17,764
6/24	$16,402	$17,940	$17,711
7/24	$16,871	$18,503	$18,173
8/24	$17,373	$19,120	$18,728
9/24	$17,523	$17,979	$18,935

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since 10/30/15 (Inception)
Class A	26.65%	8.80%	7.07%
Class A with 4.75% Maximum Sales Charge	20.63%	7.74%	6.49%
MSCI World ex USA Index	24.98%	8.35%	6.79%
Calvert International Responsible IndexFootnote Reference1	26.68%	9.23%	7.41%

Performance Inception Date	Oct. 30, 2015
Material Change Date		Sep. 30, 2023
AssetsNet	$ 1,122,885,013
Holdings Count | Holding	812
Advisory Fees Paid, Amount	$ 127,565
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,122,885,013
# of Portfolio Holdings	812
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$127,565

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	17.9%
South Korea	3.3%
Netherlands	4.4%
Australia	5.6%
Taiwan	5.7%
Germany	7.0%
France	8.8%
Switzerland	9.1%
Canada	9.8%
United Kingdom	11.6%
Japan	16.8%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	3.3%
Novo Nordisk AS, Class B	1.8%
ASML Holding NV	1.6%
Nestle SA	1.3%
Samsung Electronics Co. Ltd.	1.2%
SAP SE	1.2%
AstraZeneca PLC	1.1%
Toyota Motor Corp.	1.1%
Roche Holding AG	1.1%
Novartis AG	1.0%
Total	14.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

Effective May 17, 2024, the Fund's principal investment strategy includes investment in real estate investment trusts (REITs) and the Fund's principal risks also include real estate risk.

Effective July 1, 2024, the Fund is managed by a team comprised of Jennifer Mihara, Thomas C. Seto and Gordon Wotherspoon. Prior to July 1, 2024, the Fund was managed by Thomas C. Seto who intends to retire after December 31, 2024.

Material Fund Change Risks Change [Text Block]

Effective May 17, 2024, the Fund's principal investment strategy includes investment in real estate investment trusts (REITs) and the Fund's principal risks also include real estate risk.

Effective July 1, 2024, the Fund is managed by a team comprised of Jennifer Mihara, Thomas C. Seto and Gordon Wotherspoon. Prior to July 1, 2024, the Fund was managed by Thomas C. Seto who intends to retire after December 31, 2024.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

Updated Prospectus Phone Number	1-800-368-2745
C000161551
Shareholder Report [Line Items]
Fund Name	Calvert International Responsible Index Fund
Class Name	Class I
Trading Symbol	CDHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert International Responsible Index Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$33	0.29%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World ex USA Index (the Index):

↑ An out-of-Index position in Taiwan Semiconductor Manufacturing Co. nearly doubled in value on surging demand for high-end microchips powering AI applications

↑ Not owning Index components Shell Plc. and TotalEnergies SE ― both energy exploration and production companies ― contributed to returns relative to the Index as the prices of both stocks performed poorly during a period of volatile and declining demand for oil and natural gas worldwide

↑ Among sectors, an underweight position in the weak energy sector and stock selections and an overweight exposure to information technology helped returns

↓ An out-of-Index position in consumer goods maker Samsung Electronics Co. declined in value due to weakness in smartphone sales and rising component costs

↓ Not owning Index component and electrical equipment maker Hitachi Ltd. hurt returns as its stock price doubled on strong growth in its digital services business

↓ Not owning Index component and aerospace firm Rolls-Royce Holdings hurt returns as its stock price tripled on strong sales in its civil and defense divisions

↓ Among sectors, stock selections in the industrials sector detracted from performance relative to the Index during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	MSCI World ex USA Index	Calvert International Responsible Index
11/15	$1,000,500	$1,058,125	$987,072
12/15	$978,554	$1,039,147	$974,672
1/16	$926,973	$967,615	$906,351
2/16	$901,432	$954,100	$892,186
3/16	$962,028	$1,018,875	$953,668
4/16	$983,062	$1,051,635	$973,912
5/16	$979,556	$1,039,749	$969,793
6/16	$947,004	$1,008,148	$934,241
7/16	$989,071	$1,057,741	$983,420
8/16	$998,085	$1,058,718	$987,832
9/16	$1,005,597	$1,071,606	$996,563
10/16	$979,556	$1,050,778	$971,739
11/16	$959,023	$1,033,937	$950,923
12/16	$983,445	$1,067,707	$981,168
1/17	$1,017,674	$1,099,482	$1,011,679
2/17	$1,029,936	$1,112,167	$1,027,729
3/17	$1,063,143	$1,140,400	$1,057,533
4/17	$1,088,176	$1,164,645	$1,081,959
5/17	$1,129,046	$1,203,473	$1,123,602
6/17	$1,135,688	$1,204,607	$1,127,875
7/17	$1,164,297	$1,240,462	$1,157,894
8/17	$1,164,808	$1,240,173	$1,157,026
9/17	$1,190,863	$1,272,335	$1,184,573
10/17	$1,213,853	$1,289,712	$1,206,784
11/17	$1,223,048	$1,302,757	$1,218,597
12/17	$1,232,292	$1,326,165	$1,232,447
1/18	$1,292,353	$1,387,953	$1,291,133
2/18	$1,228,150	$1,322,018	$1,232,561
3/18	$1,222,454	$1,299,135	$1,213,866
4/18	$1,234,363	$1,328,963	$1,233,993
5/18	$1,212,099	$1,303,758	$1,208,036
6/18	$1,190,870	$1,289,452	$1,188,348
7/18	$1,225,043	$1,321,134	$1,220,126
8/18	$1,211,581	$1,296,152	$1,208,559
9/18	$1,215,205	$1,306,292	$1,211,019
10/18	$1,115,794	$1,202,488	$1,111,238
11/18	$1,126,781	$1,201,404	$1,118,229
12/18	$1,063,859	$1,139,309	$1,057,646
1/19	$1,137,885	$1,220,607	$1,131,606
2/19	$1,165,909	$1,251,974	$1,162,780
3/19	$1,173,312	$1,258,351	$1,167,570
4/19	$1,215,613	$1,293,993	$1,207,173
5/19	$1,152,691	$1,232,791	$1,147,222
6/19	$1,223,544	$1,306,053	$1,219,114
7/19	$1,203,980	$1,290,300	$1,208,453
8/19	$1,186,531	$1,258,589	$1,182,896
9/19	$1,222,486	$1,293,902	$1,217,219
10/19	$1,266,902	$1,335,740	$1,263,515
11/19	$1,282,236	$1,352,419	$1,279,505
12/19	$1,323,418	$1,395,548	$1,324,306
1/20	$1,296,508	$1,368,540	$1,304,221
2/20	$1,213,626	$1,247,049	$1,203,081
3/20	$1,043,557	$1,070,934	$1,044,164
4/20	$1,119,981	$1,145,616	$1,120,777
5/20	$1,179,720	$1,194,345	$1,171,284
6/20	$1,228,696	$1,235,237	$1,220,734
7/20	$1,274,980	$1,268,129	$1,272,283
8/20	$1,333,643	$1,333,563	$1,334,254
9/20	$1,314,807	$1,296,014	$1,310,971
10/20	$1,267,984	$1,245,068	$1,264,541
11/20	$1,447,740	$1,436,101	$1,452,401
12/20	$1,526,148	$1,501,420	$1,527,381
1/21	$1,507,072	$1,485,414	$1,512,940
2/21	$1,537,595	$1,523,263	$1,542,363
3/21	$1,574,113	$1,562,111	$1,576,178
4/21	$1,625,348	$1,611,250	$1,632,209
5/21	$1,683,124	$1,667,250	$1,685,081
6/21	$1,669,497	$1,650,310	$1,673,857
7/21	$1,681,489	$1,661,263	$1,684,558
8/21	$1,715,282	$1,687,926	$1,722,118
9/21	$1,644,425	$1,639,429	$1,656,800
10/21	$1,704,926	$1,688,217	$1,707,906
11/21	$1,638,429	$1,609,220	$1,639,211
12/21	$1,717,500	$1,690,964	$1,723,657
1/22	$1,632,404	$1,616,331	$1,621,245
2/22	$1,575,117	$1,591,181	$1,582,826
3/22	$1,571,780	$1,609,645	$1,590,420
4/22	$1,463,880	$1,503,941	$1,480,955
5/22	$1,478,897	$1,516,428	$1,480,502
6/22	$1,340,963	$1,373,742	$1,336,555
7/22	$1,418,829	$1,442,044	$1,412,507
8/22	$1,330,395	$1,374,677	$1,339,012
9/22	$1,195,242	$1,247,425	$1,203,209
10/22	$1,260,316	$1,316,184	$1,262,894
11/22	$1,426,615	$1,456,371	$1,401,922
12/22	$1,387,682	$1,449,310	$1,388,755
1/23	$1,519,762	$1,568,095	$1,514,185
2/23	$1,472,712	$1,531,490	$1,480,889
3/23	$1,520,328	$1,565,526	$1,519,779
4/23	$1,553,773	$1,609,978	$1,553,834
5/23	$1,511,259	$1,539,769	$1,507,911
6/23	$1,578,149	$1,612,971	$1,576,702
7/23	$1,617,262	$1,665,166	$1,622,748
8/23	$1,545,837	$1,600,753	$1,552,397
9/23	$1,486,317	$1,546,785	$1,494,634
10/23	$1,435,299	$1,481,496	$1,430,206
11/23	$1,576,448	$1,620,722	$1,581,691
12/23	$1,665,094	$1,709,317	$1,671,272
1/24	$1,651,792	$1,716,677	$1,671,939
2/24	$1,709,628	$1,745,985	$1,715,054
3/24	$1,762,837	$1,804,897	$1,770,684
4/24	$1,697,483	$1,757,058	$1,713,340
5/24	$1,779,609	$1,824,263	$1,776,394
6/24	$1,765,150	$1,794,020	$1,771,075
7/24	$1,816,046	$1,850,304	$1,817,274
8/24	$1,870,412	$1,912,035	$1,872,775
9/24	$1,887,184	$1,797,937	$1,893,451

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since 10/30/15 (Inception)
Class I	26.97%	9.06%	7.37%
MSCI World ex USA Index	24.98%	8.35%	6.79%
Calvert International Responsible IndexFootnote Reference1	26.68%	9.23%	7.41%

Performance Inception Date	Oct. 30, 2015
Material Change Date		Sep. 30, 2023
AssetsNet	$ 1,122,885,013
Holdings Count | Holding	812
Advisory Fees Paid, Amount	$ 127,565
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,122,885,013
# of Portfolio Holdings	812
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$127,565

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	17.9%
South Korea	3.3%
Netherlands	4.4%
Australia	5.6%
Taiwan	5.7%
Germany	7.0%
France	8.8%
Switzerland	9.1%
Canada	9.8%
United Kingdom	11.6%
Japan	16.8%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	3.3%
Novo Nordisk AS, Class B	1.8%
ASML Holding NV	1.6%
Nestle SA	1.3%
Samsung Electronics Co. Ltd.	1.2%
SAP SE	1.2%
AstraZeneca PLC	1.1%
Toyota Motor Corp.	1.1%
Roche Holding AG	1.1%
Novartis AG	1.0%
Total	14.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

Effective May 17, 2024, the Fund's principal investment strategy includes investment in real estate investment trusts (REITs) and the Fund's principal risks also include real estate risk.

Effective July 1, 2024, the Fund is managed by a team comprised of Jennifer Mihara, Thomas C. Seto and Gordon Wotherspoon. Prior to July 1, 2024, the Fund was managed by Thomas C. Seto who intends to retire after December 31, 2024.

Material Fund Change Risks Change [Text Block]

Effective May 17, 2024, the Fund's principal investment strategy includes investment in real estate investment trusts (REITs) and the Fund's principal risks also include real estate risk.

Effective July 1, 2024, the Fund is managed by a team comprised of Jennifer Mihara, Thomas C. Seto and Gordon Wotherspoon. Prior to July 1, 2024, the Fund was managed by Thomas C. Seto who intends to retire after December 31, 2024.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

Updated Prospectus Phone Number	1-800-368-2745
C000211122
Shareholder Report [Line Items]
Fund Name	Calvert International Responsible Index Fund
Class Name	Class R6
Trading Symbol	CDHRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert International Responsible Index Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$30	0.26%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World ex USA Index (the Index):

↑ An out-of-Index position in Taiwan Semiconductor Manufacturing Co. nearly doubled in value on surging demand for high-end microchips powering AI applications

↑ Not owning Index components Shell Plc. and TotalEnergies SE ― both energy exploration and production companies ― contributed to returns relative to the Index as the prices of both stocks performed poorly during a period of volatile and declining demand for oil and natural gas worldwide

↑ Among sectors, an underweight position in the weak energy sector and stock selections and an overweight exposure to information technology helped returns

↓ An out-of-Index position in consumer goods maker Samsung Electronics Co. declined in value due to weakness in smartphone sales and rising component costs

↓ Not owning Index component and electrical equipment maker Hitachi Ltd. hurt returns as its stock price doubled on strong growth in its digital services business

↓ Not owning Index component and aerospace firm Rolls-Royce Holdings hurt returns as its stock price tripled on strong sales in its civil and defense divisions

↓ Among sectors, stock selections in the industrials sector detracted from performance relative to the Index during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class R6	MSCI World ex USA Index	Calvert International Responsible Index
11/15	$5,002,500	$5,290,624	$4,935,358
12/15	$4,892,772	$5,195,736	$4,873,359
1/16	$4,634,863	$4,838,076	$4,531,755
2/16	$4,507,160	$4,770,499	$4,460,930
3/16	$4,810,141	$5,094,374	$4,768,340
4/16	$4,915,308	$5,258,176	$4,869,559
5/16	$4,897,780	$5,198,745	$4,848,964
6/16	$4,735,022	$5,040,740	$4,671,203
7/16	$4,945,356	$5,288,703	$4,917,100
8/16	$4,990,427	$5,293,588	$4,939,159
9/16	$5,027,987	$5,358,030	$4,982,815
10/16	$4,897,780	$5,253,890	$4,858,696
11/16	$4,795,117	$5,169,683	$4,754,614
12/16	$4,917,227	$5,338,535	$4,905,842
1/17	$5,088,372	$5,497,408	$5,058,394
2/17	$5,149,678	$5,560,834	$5,138,643
3/17	$5,315,714	$5,702,000	$5,287,663
4/17	$5,440,880	$5,823,226	$5,409,795
5/17	$5,645,232	$6,017,366	$5,618,011
6/17	$5,678,439	$6,023,037	$5,639,376
7/17	$5,821,486	$6,202,309	$5,789,469
8/17	$5,824,040	$6,200,867	$5,785,132
9/17	$5,954,315	$6,361,673	$5,922,864
10/17	$6,069,263	$6,448,562	$6,033,920
11/17	$6,115,242	$6,513,783	$6,092,987
12/17	$6,161,459	$6,630,825	$6,162,234
1/18	$6,461,765	$6,939,764	$6,455,667
2/18	$6,140,748	$6,610,091	$6,162,804
3/18	$6,112,271	$6,495,675	$6,069,328
4/18	$6,171,814	$6,644,814	$6,169,965
5/18	$6,060,494	$6,518,789	$6,040,180
6/18	$5,954,351	$6,447,259	$5,941,742
7/18	$6,125,215	$6,605,670	$6,100,631
8/18	$6,057,905	$6,480,761	$6,042,793
9/18	$6,076,027	$6,531,462	$6,055,096
10/18	$5,578,968	$6,012,442	$5,556,187
11/18	$5,633,907	$6,007,020	$5,591,145
12/18	$5,319,297	$5,696,543	$5,288,228
1/19	$5,689,427	$6,103,037	$5,658,029
2/19	$5,829,547	$6,259,870	$5,813,899
3/19	$5,866,560	$6,291,757	$5,837,848
4/19	$6,075,419	$6,469,967	$6,035,866
5/19	$5,760,809	$6,163,955	$5,736,109
6/19	$6,117,720	$6,530,263	$6,095,569
7/19	$6,019,900	$6,451,500	$6,042,266
8/19	$5,932,655	$6,292,944	$5,914,480
9/19	$6,112,432	$6,469,508	$6,086,096
10/19	$6,334,510	$6,678,699	$6,317,573
11/19	$6,411,180	$6,762,092	$6,397,525
12/19	$6,619,170	$6,977,741	$6,621,530
1/20	$6,484,580	$6,842,699	$6,521,106
2/20	$6,067,348	$6,235,245	$6,015,404
3/20	$5,219,427	$5,354,670	$5,220,818
4/20	$5,598,973	$5,728,081	$5,603,886
5/20	$5,900,456	$5,971,723	$5,856,420
6/20	$6,142,719	$6,176,186	$6,103,668
7/20	$6,374,215	$6,340,643	$6,361,415
8/20	$6,667,623	$6,667,817	$6,671,271
9/20	$6,576,101	$6,480,071	$6,554,856
10/20	$6,339,222	$6,225,338	$6,322,703
11/20	$7,240,979	$7,180,507	$7,262,005
12/20	$7,633,822	$7,507,098	$7,636,907
1/21	$7,538,365	$7,427,068	$7,564,699
2/21	$7,691,096	$7,616,317	$7,711,817
3/21	$7,873,828	$7,810,556	$7,880,889
4/21	$8,130,198	$8,056,252	$8,161,046
5/21	$8,419,296	$8,336,249	$8,425,406
6/21	$8,351,112	$8,251,552	$8,369,283
7/21	$8,413,841	$8,306,315	$8,422,790
8/21	$8,580,209	$8,439,629	$8,610,588
9/21	$8,225,655	$8,197,144	$8,284,001
10/21	$8,528,390	$8,441,087	$8,539,532
11/21	$8,198,381	$8,046,100	$8,196,053
12/21	$8,591,821	$8,454,819	$8,618,286
1/22	$8,168,633	$8,081,657	$8,106,224
2/22	$7,881,868	$7,955,905	$7,914,128
3/22	$7,865,163	$8,048,226	$7,952,098
4/22	$7,325,042	$7,519,706	$7,404,774
5/22	$7,397,430	$7,582,138	$7,402,512
6/22	$6,709,750	$6,868,711	$6,682,776
7/22	$7,099,528	$7,210,218	$7,062,537
8/22	$6,659,636	$6,873,385	$6,695,060
9/22	$5,980,308	$6,237,125	$6,016,044
10/22	$6,308,835	$6,580,922	$6,314,468
11/22	$7,141,290	$7,281,853	$7,009,610
12/22	$6,944,591	$7,246,549	$6,943,773
1/23	$7,606,386	$7,840,476	$7,570,926
2/23	$7,370,640	$7,657,450	$7,404,444
3/23	$7,609,227	$7,827,630	$7,598,896
4/23	$7,776,806	$8,049,892	$7,769,169
5/23	$7,563,782	$7,698,844	$7,539,556
6/23	$7,898,940	$8,064,856	$7,883,508
7/23	$8,094,922	$8,325,831	$8,113,738
8/23	$7,739,882	$8,003,763	$7,761,984
9/23	$7,441,648	$7,733,923	$7,473,171
10/23	$7,186,019	$7,407,478	$7,151,029
11/23	$7,893,259	$8,103,610	$7,908,455
12/23	$8,333,401	$8,546,584	$8,356,359
1/24	$8,269,610	$8,583,387	$8,359,696
2/24	$8,559,569	$8,729,927	$8,575,270
3/24	$8,826,330	$9,024,483	$8,853,419
4/24	$8,498,677	$8,785,290	$8,566,701
5/24	$8,910,418	$9,121,313	$8,881,969
6/24	$8,835,029	$8,970,099	$8,855,377
7/24	$9,093,092	$9,251,522	$9,086,372
8/24	$9,365,653	$9,560,177	$9,363,876
9/24	$9,446,841	$8,989,684	$9,467,254

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since 10/30/15 (Inception)
Class R6	26.95%	9.09%	7.39%
MSCI World ex USA Index	24.98%	8.35%	6.79%
Calvert International Responsible IndexFootnote Reference2	26.68%	9.23%	7.41%

Performance Inception Date	Oct. 30, 2015
Material Change Date		Sep. 30, 2023
AssetsNet	$ 1,122,885,013
Holdings Count | Holding	812
Advisory Fees Paid, Amount	$ 127,565
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,122,885,013
# of Portfolio Holdings	812
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$127,565

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	17.9%
South Korea	3.3%
Netherlands	4.4%
Australia	5.6%
Taiwan	5.7%
Germany	7.0%
France	8.8%
Switzerland	9.1%
Canada	9.8%
United Kingdom	11.6%
Japan	16.8%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	3.3%
Novo Nordisk AS, Class B	1.8%
ASML Holding NV	1.6%
Nestle SA	1.3%
Samsung Electronics Co. Ltd.	1.2%
SAP SE	1.2%
AstraZeneca PLC	1.1%
Toyota Motor Corp.	1.1%
Roche Holding AG	1.1%
Novartis AG	1.0%
Total	14.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

Effective May 17, 2024, the Fund's principal investment strategy includes investment in real estate investment trusts (REITs) and the Fund's principal risks also include real estate risk.

Effective July 1, 2024, the Fund is managed by a team comprised of Jennifer Mihara, Thomas C. Seto and Gordon Wotherspoon. Prior to July 1, 2024, the Fund was managed by Thomas C. Seto who intends to retire after December 31, 2024.

Material Fund Change Risks Change [Text Block]

Effective May 17, 2024, the Fund's principal investment strategy includes investment in real estate investment trusts (REITs) and the Fund's principal risks also include real estate risk.

Effective July 1, 2024, the Fund is managed by a team comprised of Jennifer Mihara, Thomas C. Seto and Gordon Wotherspoon. Prior to July 1, 2024, the Fund was managed by Thomas C. Seto who intends to retire after December 31, 2024.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

Updated Prospectus Phone Number	1-800-368-2745
C000014080
Shareholder Report [Line Items]
Fund Name	Calvert US Large-Cap Core Responsible Index Fund
Class Name	Class A
Trading Symbol	CSXAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert US Large-Cap Core Responsible Index Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$58	0.49%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Index (the Index):

↑ Not owning Index component Chevron Corp. and an underweight position in Index component ExxonMobil Corp. ― both energy exploration and production firms ― helped Index-relative returns as the prices of both stocks performed poorly during a period of volatile and declining demand for oil and natural gas worldwide

↑ An overweight position in NVIDIA Corp., a major microchip supplier for artificial intelligence (AI) applications, helped returns as its stock price tripled

↑ Among sectors, underweight positions in energy and real estate, and an overweight position in information technology contributed to Index-relative returns

↓ Not owning Index component and Facebook parent Meta Platforms, Inc. hampered returns as its stock price rose on strong advertising revenue and user growth

↓ An underweight position in aircraft engine maker GE Aerospace hampered returns as increasing demand for air travel helped the firm’s stock price double

↓ An overweight position in energy firm Occidental Petroleum Corp. dropped in value on falling oil and gas prices, and higher debt due to a business acquisition

↓ Among sectors, stock selections and an underweight position in communication services, and stock selections in industrials detracted from relative returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	Russell 1000® Index	Calvert US Large-Cap Core Responsible Index
9/14	$9,525	$10,000	$10,000
10/14	$9,796	$10,244	$10,288
11/14	$10,129	$10,513	$10,652
12/14	$10,089	$10,488	$10,619
1/15	$9,750	$10,200	$10,259
2/15	$10,390	$10,789	$10,949
3/15	$10,266	$10,655	$10,830
4/15	$10,330	$10,731	$10,902
5/15	$10,519	$10,871	$11,112
6/15	$10,384	$10,667	$10,975
7/15	$10,578	$10,873	$11,189
8/15	$9,960	$10,219	$10,535
9/15	$9,626	$9,939	$10,184
10/15	$10,395	$10,743	$11,005
11/15	$10,417	$10,778	$11,032
12/15	$10,165	$10,584	$10,772
1/16	$9,566	$10,015	$10,142
2/16	$9,554	$10,011	$10,136
3/16	$10,200	$10,709	$10,832
4/16	$10,246	$10,767	$10,879
5/16	$10,425	$10,955	$11,077
6/16	$10,356	$10,980	$11,012
7/16	$10,794	$11,398	$11,487
8/16	$10,834	$11,414	$11,534
9/16	$10,846	$11,423	$11,546
10/16	$10,609	$11,200	$11,302
11/16	$11,030	$11,641	$11,757
12/16	$11,216	$11,860	$11,960
1/17	$11,473	$12,099	$12,244
2/17	$11,920	$12,567	$12,726
3/17	$11,944	$12,575	$12,757
4/17	$12,063	$12,708	$12,891
5/17	$12,218	$12,870	$13,067
6/17	$12,278	$12,960	$13,137
7/17	$12,486	$13,217	$13,366
8/17	$12,510	$13,258	$13,395
9/17	$12,766	$13,540	$13,674
10/17	$13,041	$13,851	$13,973
11/17	$13,434	$14,273	$14,403
12/17	$13,542	$14,432	$14,527
1/18	$14,285	$15,225	$15,334
2/18	$13,828	$14,666	$14,851
3/18	$13,511	$14,333	$14,517
4/18	$13,481	$14,381	$14,493
5/18	$13,774	$14,749	$14,816
6/18	$13,810	$14,844	$14,860
7/18	$14,377	$15,356	$15,479
8/18	$14,980	$15,885	$16,140
9/18	$15,022	$15,946	$16,190
10/18	$13,877	$14,817	$14,962
11/18	$14,245	$15,119	$15,365
12/18	$12,948	$13,742	$13,965
1/19	$14,029	$14,893	$15,151
2/19	$14,560	$15,398	$15,735
3/19	$14,776	$15,666	$15,969
4/19	$15,383	$16,298	$16,645
5/19	$14,403	$15,260	$15,582
6/19	$15,433	$16,331	$16,711
7/19	$15,756	$16,585	$17,063
8/19	$15,427	$16,281	$16,712
9/19	$15,674	$16,563	$16,992
10/19	$16,028	$16,914	$17,385
11/19	$16,685	$17,553	$18,110
12/19	$17,148	$18,060	$18,625
1/20	$17,206	$18,080	$18,695
2/20	$15,865	$16,602	$17,238
3/20	$14,007	$14,408	$15,205
4/20	$15,827	$16,312	$17,205
5/20	$16,733	$17,173	$18,200
6/20	$17,180	$17,553	$18,701
7/20	$18,253	$18,581	$19,880
8/20	$19,638	$19,944	$21,402
9/20	$18,993	$19,215	$20,707
10/20	$18,584	$18,752	$20,273
11/20	$20,665	$20,960	$22,564
12/20	$21,574	$21,846	$23,573
1/21	$21,419	$21,666	$23,421
2/21	$21,979	$22,294	$24,042
3/21	$22,661	$23,138	$24,801
4/21	$23,864	$24,384	$26,139
5/21	$23,864	$24,499	$26,153
6/21	$24,513	$25,113	$26,881
7/21	$25,125	$25,635	$27,571
8/21	$25,890	$26,377	$28,431
9/21	$24,642	$25,165	$27,066
10/21	$26,386	$26,911	$29,002
11/21	$26,096	$26,550	$28,689
12/21	$27,034	$27,626	$29,729
1/22	$25,177	$26,068	$27,692
2/22	$24,457	$25,353	$26,906
3/22	$25,113	$26,208	$27,645
4/22	$22,646	$23,872	$24,927
5/22	$22,529	$23,836	$24,811
6/22	$20,725	$21,840	$22,819
7/22	$22,756	$23,874	$25,075
8/22	$21,789	$22,957	$24,012
9/22	$19,803	$20,833	$21,820
10/22	$21,335	$22,504	$23,522
11/22	$22,555	$23,721	$24,874
12/22	$21,127	$22,342	$23,301
1/23	$22,653	$23,840	$25,009
2/23	$22,168	$23,272	$24,479
3/23	$22,830	$24,009	$25,223
4/23	$22,968	$24,306	$25,384
5/23	$23,184	$24,419	$25,634
6/23	$24,789	$26,069	$27,425
7/23	$25,581	$26,965	$28,314
8/23	$25,123	$26,493	$27,815
9/23	$23,780	$25,248	$26,340
10/23	$23,112	$24,638	$25,608
11/23	$25,437	$26,939	$28,193
12/23	$26,816	$28,269	$29,739
1/24	$27,199	$28,663	$30,176
2/24	$28,612	$30,211	$31,759
3/24	$29,511	$31,180	$32,768
4/24	$28,243	$29,853	$31,371
5/24	$29,544	$31,259	$32,832
6/24	$30,574	$32,293	$34,003
7/24	$31,010	$32,763	$34,500
8/24	$31,651	$33,540	$35,221
9/24	$32,363	$34,257	$36,023

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	36.07%	15.58%	13.00%
Class A with 4.75% Maximum Sales Charge	29.61%	14.46%	12.45%
Russell 1000® Index	35.68%	15.62%	13.09%
Calvert US Large-Cap Core Responsible IndexFootnote Reference1	36.76%	16.20%	13.66%

Material Change Date		Sep. 30, 2023
AssetsNet	$ 5,679,312,489
Holdings Count | Holding	791
Advisory Fees Paid, Amount	$ 1,058,175
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$5,679,312,489
# of Portfolio Holdings	791
Portfolio Turnover Rate	12%
Total Advisory Fees Paid	$1,058,175

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.0%Footnote Reference*
Energy	0.4%
Utilities	2.0%
Materials	3.0%
Real Estate	3.3%
Consumer Staples	6.0%
Communication Services	6.7%
Industrials	9.9%
Consumer Discretionary	10.6%
Health Care	12.3%
Financials	14.0%
Information Technology	31.8%
Footnote	Description
Footnote*	Amount is less than 0.05%.

Top Ten Holdings (% of total investments)Footnote Referencea

Apple, Inc.	6.8%
Microsoft Corp.	6.1%
NVIDIA Corp.	5.5%
Alphabet, Inc., Class A	3.6%
Amazon.com, Inc.	3.4%
Broadcom, Inc.	1.6%
Eli Lilly & Co.	1.6%
Tesla, Inc.	1.5%
JPMorgan Chase & Co.	1.3%
UnitedHealth Group, Inc.	1.2%
Total	32.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

Effective May 17, 2024, the Fund's principal investment strategy includes investment in real estate investment trusts (REITs) and the Fund's principal risks also include real estate risk.

Effective July 1, 2024, the Fund is managed by a team comprised of Jennifer Mihara, Thomas C. Seto and Gordon Wotherspoon. Prior to July 1, 2024, the Fund was managed by Thomas C. Seto who intends to retire after December 31, 2024.

Material Fund Change Risks Change [Text Block]

Effective May 17, 2024, the Fund's principal investment strategy includes investment in real estate investment trusts (REITs) and the Fund's principal risks also include real estate risk.

Effective July 1, 2024, the Fund is managed by a team comprised of Jennifer Mihara, Thomas C. Seto and Gordon Wotherspoon. Prior to July 1, 2024, the Fund was managed by Thomas C. Seto who intends to retire after December 31, 2024.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

Updated Prospectus Phone Number	1-800-368-2745
C000014082
Shareholder Report [Line Items]
Fund Name	Calvert US Large-Cap Core Responsible Index Fund
Class Name	Class C
Trading Symbol	CSXCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert US Large-Cap Core Responsible Index Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$146	1.24%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Index (the Index):

↓ Not owning Index component and Facebook parent Meta Platforms, Inc. hampered returns as its stock price rose on strong advertising revenue and user growth

↓ An underweight position in aircraft engine maker GE Aerospace hampered returns as increasing demand for air travel helped the firm’s stock price double

↓ An overweight position in energy firm Occidental Petroleum Corp. dropped in value on falling oil and gas prices, and higher debt due to a business acquisition

↓ Among sectors, stock selections and an underweight position in communication services, and stock selections in industrials detracted from relative returns

↑ Not owning Index component Chevron Corp. and an underweight position in Index component ExxonMobil Corp. ― both energy exploration and production firms ― helped Index-relative returns as the prices of both stocks performed poorly during a period of volatile and declining demand for oil and natural gas worldwide

↑ An overweight position in NVIDIA Corp., a major microchip supplier for artificial intelligence (AI) applications, helped returns as its stock price tripled

↑ Among sectors, underweight positions in energy and real estate, and an overweight position in information technology contributed to Index-relative returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	Russell 1000® Index	Calvert US Large-Cap Core Responsible Index
9/14	$10,000	$10,000	$10,000
10/14	$10,270	$10,244	$10,288
11/14	$10,620	$10,513	$10,652
12/14	$10,568	$10,488	$10,619
1/15	$10,201	$10,200	$10,259
2/15	$10,869	$10,789	$10,949
3/15	$10,733	$10,655	$10,830
4/15	$10,792	$10,731	$10,902
5/15	$10,981	$10,871	$11,112
6/15	$10,834	$10,667	$10,975
7/15	$11,035	$10,873	$11,189
8/15	$10,379	$10,219	$10,535
9/15	$10,030	$9,939	$10,184
10/15	$10,816	$10,743	$11,005
11/15	$10,834	$10,778	$11,032
12/15	$10,565	$10,584	$10,772
1/16	$9,939	$10,015	$10,142
2/16	$9,920	$10,011	$10,136
3/16	$10,584	$10,709	$10,832
4/16	$10,622	$10,767	$10,879
5/16	$10,800	$10,955	$11,077
6/16	$10,724	$10,980	$11,012
7/16	$11,173	$11,398	$11,487
8/16	$11,211	$11,414	$11,534
9/16	$11,211	$11,423	$11,546
10/16	$10,964	$11,200	$11,302
11/16	$11,388	$11,641	$11,757
12/16	$11,572	$11,860	$11,960
1/17	$11,832	$12,099	$12,244
2/17	$12,281	$12,567	$12,726
3/17	$12,300	$12,575	$12,757
4/17	$12,410	$12,708	$12,891
5/17	$12,566	$12,870	$13,067
6/17	$12,625	$12,960	$13,137
7/17	$12,826	$13,217	$13,366
8/17	$12,846	$13,258	$13,395
9/17	$13,099	$13,540	$13,674
10/17	$13,372	$13,851	$13,973
11/17	$13,762	$14,273	$14,403
12/17	$13,865	$14,432	$14,527
1/18	$14,618	$15,225	$15,334
2/18	$14,143	$14,666	$14,851
3/18	$13,813	$14,333	$14,517
4/18	$13,773	$14,381	$14,493
5/18	$14,064	$14,749	$14,816
6/18	$14,090	$14,844	$14,860
7/18	$14,658	$15,356	$15,479
8/18	$15,266	$15,885	$16,140
9/18	$15,299	$15,946	$16,190
10/18	$14,123	$14,817	$14,962
11/18	$14,484	$15,119	$15,365
12/18	$13,160	$13,742	$13,965
1/19	$14,252	$14,893	$15,151
2/19	$14,784	$15,398	$15,735
3/19	$14,989	$15,666	$15,969
4/19	$15,596	$16,298	$16,645
5/19	$14,593	$15,260	$15,582
6/19	$15,631	$16,331	$16,711
7/19	$15,944	$16,585	$17,063
8/19	$15,596	$16,281	$16,712
9/19	$15,842	$16,563	$16,992
10/19	$16,183	$16,914	$17,385
11/19	$16,839	$17,553	$18,110
12/19	$17,297	$18,060	$18,625
1/20	$17,345	$18,080	$18,695
2/20	$15,982	$16,602	$17,238
3/20	$14,104	$14,408	$15,205
4/20	$15,927	$16,312	$17,205
5/20	$16,824	$17,173	$18,200
6/20	$17,263	$17,553	$18,701
7/20	$18,331	$18,581	$19,880
8/20	$19,708	$19,944	$21,402
9/20	$19,057	$19,215	$20,707
10/20	$18,632	$18,752	$20,273
11/20	$20,701	$20,960	$22,564
12/20	$21,598	$21,846	$23,573
1/21	$21,434	$21,666	$23,421
2/21	$21,976	$22,294	$24,042
3/21	$22,647	$23,138	$24,801
4/21	$23,834	$24,384	$26,139
5/21	$23,821	$24,499	$26,153
6/21	$24,451	$25,113	$26,881
7/21	$25,048	$25,635	$27,571
8/21	$25,795	$26,377	$28,431
9/21	$24,534	$25,165	$27,066
10/21	$26,262	$26,911	$29,002
11/21	$25,953	$26,550	$28,689
12/21	$26,865	$27,626	$29,729
1/22	$25,008	$26,068	$27,692
2/22	$24,272	$25,353	$26,906
3/22	$24,912	$26,208	$27,645
4/22	$22,450	$23,872	$24,927
5/22	$22,320	$23,836	$24,811
6/22	$20,518	$21,840	$22,819
7/22	$22,512	$23,874	$25,075
8/22	$21,543	$22,957	$24,012
9/22	$19,569	$20,833	$21,820
10/22	$21,075	$22,504	$23,522
11/22	$22,258	$23,721	$24,874
12/22	$20,838	$22,342	$23,301
1/23	$22,331	$23,840	$25,009
2/23	$21,836	$23,272	$24,479
3/23	$22,476	$24,009	$25,223
4/23	$22,600	$24,306	$25,384
5/23	$22,800	$24,419	$25,634
6/23	$24,362	$26,069	$27,425
7/23	$25,126	$26,965	$28,314
8/23	$24,658	$26,493	$27,815
9/23	$23,330	$25,248	$26,340
10/23	$22,655	$24,638	$25,608
11/23	$24,920	$26,939	$28,193
12/23	$26,256	$28,269	$29,739
1/24	$26,614	$28,663	$30,176
2/24	$27,980	$30,211	$31,759
3/24	$28,835	$31,180	$32,768
4/24	$27,580	$29,853	$31,371
5/24	$28,835	$31,259	$32,832
6/24	$29,821	$32,293	$34,003
7/24	$30,228	$32,763	$34,500
8/24	$30,828	$33,540	$35,221
9/24	$31,976	$34,257	$36,023

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C	35.01%	14.72%	12.32%
Class C with 1% Maximum Deferred Sales Charge	34.01%	14.72%	12.32%
Russell 1000® Index	35.68%	15.62%	13.09%
Calvert US Large-Cap Core Responsible IndexFootnote Reference1	36.76%	16.20%	13.66%

Material Change Date		Sep. 30, 2023
AssetsNet	$ 5,679,312,489
Holdings Count | Holding	791
Advisory Fees Paid, Amount	$ 1,058,175
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$5,679,312,489
# of Portfolio Holdings	791
Portfolio Turnover Rate	12%
Total Advisory Fees Paid	$1,058,175

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.0%Footnote Reference*
Energy	0.4%
Utilities	2.0%
Materials	3.0%
Real Estate	3.3%
Consumer Staples	6.0%
Communication Services	6.7%
Industrials	9.9%
Consumer Discretionary	10.6%
Health Care	12.3%
Financials	14.0%
Information Technology	31.8%
Footnote	Description
Footnote*	Amount is less than 0.05%.

Top Ten Holdings (% of total investments)Footnote Referencea

Apple, Inc.	6.8%
Microsoft Corp.	6.1%
NVIDIA Corp.	5.5%
Alphabet, Inc., Class A	3.6%
Amazon.com, Inc.	3.4%
Broadcom, Inc.	1.6%
Eli Lilly & Co.	1.6%
Tesla, Inc.	1.5%
JPMorgan Chase & Co.	1.3%
UnitedHealth Group, Inc.	1.2%
Total	32.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

Effective May 17, 2024, the Fund's principal investment strategy includes investment in real estate investment trusts (REITs) and the Fund's principal risks also include real estate risk.

Effective July 1, 2024, the Fund is managed by a team comprised of Jennifer Mihara, Thomas C. Seto and Gordon Wotherspoon. Prior to July 1, 2024, the Fund was managed by Thomas C. Seto who intends to retire after December 31, 2024.

Material Fund Change Risks Change [Text Block]

Effective May 17, 2024, the Fund's principal investment strategy includes investment in real estate investment trusts (REITs) and the Fund's principal risks also include real estate risk.

Effective July 1, 2024, the Fund is managed by a team comprised of Jennifer Mihara, Thomas C. Seto and Gordon Wotherspoon. Prior to July 1, 2024, the Fund was managed by Thomas C. Seto who intends to retire after December 31, 2024.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

Updated Prospectus Phone Number	1-800-368-2745
C000014083
Shareholder Report [Line Items]
Fund Name	Calvert US Large-Cap Core Responsible Index Fund
Class Name	Class I
Trading Symbol	CISIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert US Large-Cap Core Responsible Index Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$28	0.24%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Index (the Index):

↑ Not owning Index component Chevron Corp. and an underweight position in Index component ExxonMobil Corp. ― both energy exploration and production firms ― helped Index-relative returns as the prices of both stocks performed poorly during a period of volatile and declining demand for oil and natural gas worldwide

↑ An overweight position in NVIDIA Corp., a major microchip supplier for artificial intelligence (AI) applications, helped returns as its stock price tripled

↑ Among sectors, underweight positions in energy and real estate, and an overweight position in information technology contributed to Index-relative returns

↓ Not owning Index component and Facebook parent Meta Platforms, Inc. hampered returns as its stock price rose on strong advertising revenue and user growth

↓ An underweight position in aircraft engine maker GE Aerospace hampered returns as increasing demand for air travel helped the firm’s stock price double

↓ An overweight position in energy firm Occidental Petroleum Corp. dropped in value on falling oil and gas prices, and higher debt due to a business acquisition

↓ Among sectors, stock selections and an underweight position in communication services, and stock selections in industrials detracted from relative returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Russell 1000® Index	Calvert US Large-Cap Core Responsible Index
9/14	$1,000,000	$1,000,000	$1,000,000
10/14	$1,028,366	$1,024,439	$1,028,847
11/14	$1,064,212	$1,051,260	$1,065,234
12/14	$1,060,842	$1,048,811	$1,061,936
1/15	$1,024,828	$1,020,003	$1,025,923
2/15	$1,092,965	$1,078,939	$1,094,867
3/15	$1,080,218	$1,065,504	$1,082,978
4/15	$1,087,419	$1,073,068	$1,090,205
5/15	$1,107,906	$1,087,106	$1,111,187
6/15	$1,094,057	$1,066,712	$1,097,500
7/15	$1,115,109	$1,087,273	$1,118,901
8/15	$1,050,294	$1,021,870	$1,053,541
9/15	$1,015,403	$993,863	$1,018,434
10/15	$1,096,827	$1,074,275	$1,100,549
11/15	$1,099,042	$1,077,824	$1,103,230
12/15	$1,072,920	$1,058,434	$1,077,211
1/16	$1,009,777	$1,001,464	$1,014,183
2/16	$1,009,180	$1,001,121	$1,013,621
3/16	$1,077,693	$1,070,860	$1,083,164
4/16	$1,082,455	$1,076,683	$1,087,928
5/16	$1,102,119	$1,095,538	$1,107,701
6/16	$1,094,969	$1,098,019	$1,101,193
7/16	$1,142,033	$1,139,847	$1,148,669
8/16	$1,146,803	$1,141,362	$1,153,376
9/16	$1,147,397	$1,142,265	$1,154,631
10/16	$1,123,566	$1,119,991	$1,130,246
11/16	$1,168,241	$1,164,145	$1,175,708
12/16	$1,187,772	$1,186,015	$1,196,008
1/17	$1,215,578	$1,209,864	$1,224,444
2/17	$1,263,167	$1,256,696	$1,272,595
3/17	$1,265,648	$1,257,490	$1,275,730
4/17	$1,279,240	$1,270,784	$1,289,107
5/17	$1,295,921	$1,287,003	$1,306,747
6/17	$1,302,714	$1,295,989	$1,313,698
7/17	$1,325,571	$1,321,654	$1,336,648
8/17	$1,328,041	$1,325,788	$1,339,544
9/17	$1,355,842	$1,354,021	$1,367,446
10/17	$1,384,892	$1,385,077	$1,397,340
11/17	$1,427,534	$1,427,316	$1,440,289
12/17	$1,439,306	$1,443,228	$1,452,688
1/18	$1,519,044	$1,522,451	$1,533,433
2/18	$1,470,952	$1,466,557	$1,485,087
3/18	$1,437,398	$1,433,270	$1,451,671
4/18	$1,434,851	$1,438,141	$1,449,264
5/18	$1,466,492	$1,474,851	$1,481,551
6/18	$1,470,914	$1,484,388	$1,486,046
7/18	$1,531,665	$1,535,617	$1,547,862
8/18	$1,596,211	$1,588,530	$1,614,004
9/18	$1,600,638	$1,594,562	$1,618,975
10/18	$1,479,107	$1,481,726	$1,496,206
11/18	$1,518,893	$1,511,880	$1,536,517
12/18	$1,380,706	$1,374,182	$1,396,542
1/19	$1,497,177	$1,489,343	$1,515,080
2/19	$1,554,430	$1,539,770	$1,573,455
3/19	$1,576,805	$1,566,577	$1,596,911
4/19	$1,642,606	$1,629,842	$1,664,500
5/19	$1,537,965	$1,525,981	$1,558,224
6/19	$1,648,529	$1,633,111	$1,671,120
7/19	$1,682,743	$1,658,473	$1,706,328
8/19	$1,647,850	$1,628,098	$1,671,245
9/19	$1,675,485	$1,656,318	$1,699,195
10/19	$1,712,983	$1,691,421	$1,738,540
11/19	$1,783,388	$1,755,343	$1,810,988
12/19	$1,833,739	$1,806,034	$1,862,456
1/20	$1,840,407	$1,807,984	$1,869,545
2/20	$1,697,228	$1,660,241	$1,723,779
3/20	$1,498,805	$1,440,841	$1,520,470
4/20	$1,693,907	$1,631,237	$1,720,469
5/20	$1,791,112	$1,717,304	$1,820,001
6/20	$1,839,067	$1,755,280	$1,870,128
7/20	$1,954,277	$1,858,062	$1,987,995
8/20	$2,103,456	$1,994,438	$2,140,173
9/20	$2,034,899	$1,921,546	$2,070,741
10/20	$1,991,647	$1,875,208	$2,027,265
11/20	$2,214,741	$2,096,028	$2,256,373
12/20	$2,312,659	$2,184,639	$2,357,328
1/21	$2,296,543	$2,166,646	$2,342,071
2/21	$2,357,048	$2,229,436	$2,404,239
3/21	$2,431,040	$2,313,806	$2,480,128
4/21	$2,560,806	$2,438,359	$2,613,940
5/21	$2,560,844	$2,449,934	$2,615,294
6/21	$2,631,476	$2,511,323	$2,688,105
7/21	$2,697,331	$2,563,492	$2,757,080
8/21	$2,780,699	$2,637,686	$2,843,149
9/21	$2,646,908	$2,516,526	$2,706,584
10/21	$2,835,156	$2,691,141	$2,900,177
11/21	$2,804,902	$2,655,041	$2,868,854
12/21	$2,905,297	$2,762,584	$2,972,925
1/22	$2,706,900	$2,606,829	$2,769,178
2/22	$2,629,443	$2,535,294	$2,690,619
3/22	$2,700,785	$2,620,848	$2,764,471
4/22	$2,435,802	$2,387,225	$2,492,689
5/22	$2,423,572	$2,383,596	$2,481,112
6/22	$2,229,931	$2,183,970	$2,281,909
7/22	$2,449,391	$2,387,384	$2,507,482
8/22	$2,345,436	$2,295,717	$2,401,192
9/22	$2,132,091	$2,083,300	$2,181,963
10/22	$2,297,875	$2,250,381	$2,352,225
11/22	$2,429,687	$2,372,122	$2,487,355
12/22	$2,276,074	$2,234,187	$2,330,136
1/23	$2,441,694	$2,383,978	$2,500,888
2/23	$2,389,465	$2,327,249	$2,447,859
3/23	$2,461,624	$2,400,868	$2,522,306
4/23	$2,476,742	$2,430,617	$2,538,396
5/23	$2,500,795	$2,441,938	$2,563,388
6/23	$2,674,662	$2,606,861	$2,742,526
7/23	$2,760,564	$2,696,507	$2,831,358
8/23	$2,711,085	$2,649,337	$2,781,539
9/23	$2,567,455	$2,524,828	$2,633,999
10/23	$2,495,297	$2,463,805	$2,560,780
11/23	$2,746,820	$2,693,913	$2,819,273
12/23	$2,896,498	$2,826,900	$2,973,947
1/24	$2,938,848	$2,866,324	$3,017,561
2/24	$3,092,282	$3,021,109	$3,175,932
3/24	$3,189,480	$3,117,957	$3,276,762
4/24	$3,053,403	$2,985,281	$3,137,107
5/24	$3,194,340	$3,125,857	$3,283,212
6/24	$3,306,812	$3,229,313	$3,400,320
7/24	$3,354,716	$3,276,309	$3,449,952
8/24	$3,424,143	$3,353,969	$3,522,073
9/24	$3,501,326	$3,425,682	$3,602,256

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	36.37%	15.86%	13.34%
Russell 1000® Index	35.68%	15.62%	13.09%
Calvert US Large-Cap Core Responsible IndexFootnote Reference1	36.76%	16.20%	13.66%

Material Change Date		Sep. 30, 2023
AssetsNet	$ 5,679,312,489
Holdings Count | Holding	791
Advisory Fees Paid, Amount	$ 1,058,175
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$5,679,312,489
# of Portfolio Holdings	791
Portfolio Turnover Rate	12%
Total Advisory Fees Paid	$1,058,175

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.0%Footnote Reference*
Energy	0.4%
Utilities	2.0%
Materials	3.0%
Real Estate	3.3%
Consumer Staples	6.0%
Communication Services	6.7%
Industrials	9.9%
Consumer Discretionary	10.6%
Health Care	12.3%
Financials	14.0%
Information Technology	31.8%
Footnote	Description
Footnote*	Amount is less than 0.05%.

Top Ten Holdings (% of total investments)Footnote Referencea

Apple, Inc.	6.8%
Microsoft Corp.	6.1%
NVIDIA Corp.	5.5%
Alphabet, Inc., Class A	3.6%
Amazon.com, Inc.	3.4%
Broadcom, Inc.	1.6%
Eli Lilly & Co.	1.6%
Tesla, Inc.	1.5%
JPMorgan Chase & Co.	1.3%
UnitedHealth Group, Inc.	1.2%
Total	32.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

Effective May 17, 2024, the Fund's principal investment strategy includes investment in real estate investment trusts (REITs) and the Fund's principal risks also include real estate risk.

Effective July 1, 2024, the Fund is managed by a team comprised of Jennifer Mihara, Thomas C. Seto and Gordon Wotherspoon. Prior to July 1, 2024, the Fund was managed by Thomas C. Seto who intends to retire after December 31, 2024.

Material Fund Change Risks Change [Text Block]

Effective May 17, 2024, the Fund's principal investment strategy includes investment in real estate investment trusts (REITs) and the Fund's principal risks also include real estate risk.

Effective July 1, 2024, the Fund is managed by a team comprised of Jennifer Mihara, Thomas C. Seto and Gordon Wotherspoon. Prior to July 1, 2024, the Fund was managed by Thomas C. Seto who intends to retire after December 31, 2024.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

Updated Prospectus Phone Number	1-800-368-2745
C000195939
Shareholder Report [Line Items]
Fund Name	Calvert US Large-Cap Core Responsible Index Fund
Class Name	Class R6
Trading Symbol	CSXRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert US Large-Cap Core Responsible Index Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$22	0.19%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Index (the Index):

↑ Not owning Index component Chevron Corp. and an underweight position in Index component ExxonMobil Corp. ― both energy exploration and production firms ― helped Index-relative returns as the prices of both stocks performed poorly during a period of volatile and declining demand for oil and natural gas worldwide

↑ An overweight position in NVIDIA Corp., a major microchip supplier for artificial intelligence (AI) applications, helped returns as its stock price tripled

↑ Among sectors, underweight positions in energy and real estate, and an overweight position in information technology contributed to Index-relative returns

↓ Not owning Index component and Facebook parent Meta Platforms, Inc. hampered returns as its stock price rose on strong advertising revenue and user growth

↓ An underweight position in aircraft engine maker GE Aerospace hampered returns as increasing demand for air travel helped the firm’s stock price double

↓ An overweight position in energy firm Occidental Petroleum Corp. dropped in value on falling oil and gas prices, and higher debt due to a business acquisition

↓ Among sectors, stock selections and an underweight position in communication services, and stock selections in industrials detracted from relative returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class R6	Russell 1000® Index	Calvert US Large-Cap Core Responsible Index
9/14	$5,000,000	$5,000,000	$5,000,000
10/14	$5,141,787	$5,122,197	$5,144,237
11/14	$5,321,027	$5,256,301	$5,326,170
12/14	$5,304,091	$5,244,055	$5,309,682
1/15	$5,124,056	$5,100,015	$5,129,615
2/15	$5,464,737	$5,394,697	$5,474,336
3/15	$5,401,032	$5,327,519	$5,414,890
4/15	$5,437,039	$5,365,338	$5,451,024
5/15	$5,539,520	$5,435,531	$5,555,934
6/15	$5,470,276	$5,333,562	$5,487,498
7/15	$5,575,527	$5,436,367	$5,594,506
8/15	$5,251,465	$5,109,352	$5,267,704
9/15	$5,076,970	$4,969,316	$5,092,170
10/15	$5,484,125	$5,371,377	$5,502,747
11/15	$5,495,204	$5,389,121	$5,516,148
12/15	$5,364,608	$5,292,168	$5,386,053
1/16	$5,048,868	$5,007,322	$5,070,913
2/16	$5,045,889	$5,005,604	$5,068,104
3/16	$5,388,437	$5,354,298	$5,415,821
4/16	$5,412,267	$5,383,416	$5,439,641
5/16	$5,510,563	$5,477,689	$5,538,504
6/16	$5,474,819	$5,490,094	$5,505,965
7/16	$5,710,135	$5,699,236	$5,743,345
8/16	$5,733,965	$5,706,808	$5,766,878
9/16	$5,736,943	$5,711,324	$5,773,154
10/16	$5,617,796	$5,599,953	$5,651,231
11/16	$5,841,197	$5,820,723	$5,878,538
12/16	$5,938,895	$5,930,076	$5,980,039
1/17	$6,077,943	$6,049,322	$6,122,222
2/17	$6,315,869	$6,283,479	$6,362,975
3/17	$6,328,229	$6,287,449	$6,378,651
4/17	$6,396,208	$6,353,922	$6,445,533
5/17	$6,479,637	$6,435,013	$6,533,737
6/17	$6,513,627	$6,479,944	$6,568,490
7/17	$6,627,955	$6,608,269	$6,683,241
8/17	$6,640,315	$6,628,940	$6,697,720
9/17	$6,779,363	$6,770,105	$6,837,230
10/17	$6,924,591	$6,925,383	$6,986,700
11/17	$7,134,708	$7,136,580	$7,201,447
12/17	$7,193,304	$7,216,139	$7,263,441
1/18	$7,592,053	$7,612,256	$7,667,165
2/18	$7,351,538	$7,332,785	$7,425,433
3/18	$7,183,810	$7,166,348	$7,258,355
4/18	$7,171,151	$7,190,705	$7,246,320
5/18	$7,329,385	$7,374,255	$7,407,757
6/18	$7,351,538	$7,421,942	$7,430,228
7/18	$7,652,182	$7,678,084	$7,739,312
8/18	$7,978,143	$7,942,650	$8,070,020
9/18	$8,000,296	$7,972,811	$8,094,874
10/18	$7,392,678	$7,408,628	$7,481,032
11/18	$7,589,649	$7,559,398	$7,682,585
12/18	$6,901,477	$6,870,911	$6,982,712
1/19	$7,484,283	$7,446,716	$7,575,399
2/19	$7,767,454	$7,698,850	$7,867,276
3/19	$7,882,698	$7,832,884	$7,984,554
4/19	$8,208,675	$8,149,208	$8,322,502
5/19	$7,688,430	$7,629,906	$7,791,118
6/19	$8,241,601	$8,165,557	$8,355,598
7/19	$8,412,821	$8,292,367	$8,531,640
8/19	$8,238,309	$8,140,488	$8,356,225
9/19	$8,376,602	$8,281,591	$8,495,974
10/19	$8,564,285	$8,457,106	$8,692,701
11/19	$8,916,603	$8,776,713	$9,054,938
12/19	$9,168,547	$9,030,172	$9,312,278
1/20	$9,201,875	$9,039,919	$9,347,725
2/20	$8,485,322	$8,301,203	$8,618,893
3/20	$7,495,478	$7,204,204	$7,602,352
4/20	$8,471,990	$8,156,187	$8,602,345
5/20	$8,958,580	$8,586,519	$9,100,006
6/20	$9,198,542	$8,776,399	$9,350,639
7/20	$9,775,117	$9,290,310	$9,939,973
8/20	$10,521,665	$9,972,192	$10,700,866
9/20	$10,181,719	$9,607,730	$10,353,704
10/20	$9,965,087	$9,376,042	$10,136,323
11/20	$11,078,244	$10,480,138	$11,281,863
12/20	$11,568,921	$10,923,193	$11,786,639
1/21	$11,491,503	$10,833,229	$11,710,355
2/21	$11,791,077	$11,147,182	$12,021,194
3/21	$12,161,336	$11,569,029	$12,400,638
4/21	$12,810,973	$12,191,796	$13,069,702
5/21	$12,814,339	$12,249,671	$13,076,472
6/21	$13,167,768	$12,556,614	$13,440,527
7/21	$13,497,636	$12,817,462	$13,785,402
8/21	$13,915,019	$13,188,430	$14,215,744
9/21	$13,248,552	$12,582,631	$13,532,920
10/21	$14,187,665	$13,455,705	$14,500,883
11/21	$14,036,195	$13,275,204	$14,344,272
12/21	$14,541,808	$13,812,922	$14,864,625
1/22	$13,548,078	$13,034,145	$13,845,890
2/22	$13,163,518	$12,676,471	$13,453,095
3/22	$13,520,852	$13,104,242	$13,822,353
4/22	$12,193,610	$11,936,123	$12,463,445
5/22	$12,132,353	$11,917,980	$12,405,558
6/22	$11,162,445	$10,919,848	$11,409,546
7/22	$12,261,674	$11,936,918	$12,537,409
8/22	$11,744,390	$11,478,585	$12,005,962
9/22	$10,675,790	$10,416,501	$10,909,816
10/22	$11,506,167	$11,251,906	$11,761,127
11/22	$12,166,385	$11,860,608	$12,436,774
12/22	$11,399,100	$11,170,935	$11,650,682
1/23	$12,226,121	$11,919,888	$12,504,439
2/23	$11,967,677	$11,636,247	$12,239,295
3/23	$12,326,052	$12,004,339	$12,611,530
4/23	$12,405,308	$12,153,085	$12,691,982
5/23	$12,525,915	$12,209,690	$12,816,938
6/23	$13,394,287	$13,034,306	$13,712,629
7/23	$13,828,473	$13,482,533	$14,156,791
8/23	$13,580,367	$13,246,684	$13,907,694
9/23	$12,860,170	$12,624,140	$13,169,993
10/23	$12,501,794	$12,319,025	$12,803,901
11/23	$13,763,000	$13,469,565	$14,096,366
12/23	$14,512,559	$14,134,500	$14,869,733
1/24	$14,725,057	$14,331,619	$15,087,803
2/24	$15,491,443	$15,105,546	$15,879,661
3/24	$15,982,627	$15,589,787	$16,383,810
4/24	$15,299,847	$14,926,406	$15,685,536
5/24	$16,007,012	$15,629,285	$16,416,060
6/24	$16,571,350	$16,146,566	$17,001,601
7/24	$16,811,717	$16,381,545	$17,249,758
8/24	$17,163,557	$16,769,843	$17,610,366
9/24	$17,550,234	$17,128,412	$18,011,278

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class R6	36.47%	15.92%	13.37%
Russell 1000® Index	35.68%	15.62%	13.09%
Calvert US Large-Cap Core Responsible IndexFootnote Reference2	36.76%	16.20%	13.66%

Material Change Date		Sep. 30, 2023
AssetsNet	$ 5,679,312,489
Holdings Count | Holding	791
Advisory Fees Paid, Amount	$ 1,058,175
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$5,679,312,489
# of Portfolio Holdings	791
Portfolio Turnover Rate	12%
Total Advisory Fees Paid	$1,058,175

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.0%Footnote Reference*
Energy	0.4%
Utilities	2.0%
Materials	3.0%
Real Estate	3.3%
Consumer Staples	6.0%
Communication Services	6.7%
Industrials	9.9%
Consumer Discretionary	10.6%
Health Care	12.3%
Financials	14.0%
Information Technology	31.8%
Footnote	Description
Footnote*	Amount is less than 0.05%.

Top Ten Holdings (% of total investments)Footnote Referencea

Apple, Inc.	6.8%
Microsoft Corp.	6.1%
NVIDIA Corp.	5.5%
Alphabet, Inc., Class A	3.6%
Amazon.com, Inc.	3.4%
Broadcom, Inc.	1.6%
Eli Lilly & Co.	1.6%
Tesla, Inc.	1.5%
JPMorgan Chase & Co.	1.3%
UnitedHealth Group, Inc.	1.2%
Total	32.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

Effective May 17, 2024, the Fund's principal investment strategy includes investment in real estate investment trusts (REITs) and the Fund's principal risks also include real estate risk.

Effective July 1, 2024, the Fund is managed by a team comprised of Jennifer Mihara, Thomas C. Seto and Gordon Wotherspoon. Prior to July 1, 2024, the Fund was managed by Thomas C. Seto who intends to retire after December 31, 2024.

Material Fund Change Risks Change [Text Block]

Effective May 17, 2024, the Fund's principal investment strategy includes investment in real estate investment trusts (REITs) and the Fund's principal risks also include real estate risk.

Effective July 1, 2024, the Fund is managed by a team comprised of Jennifer Mihara, Thomas C. Seto and Gordon Wotherspoon. Prior to July 1, 2024, the Fund was managed by Thomas C. Seto who intends to retire after December 31, 2024.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

Updated Prospectus Phone Number	1-800-368-2745
C000154981
Shareholder Report [Line Items]
Fund Name	Calvert US Large-Cap Growth Responsible Index Fund
Class Name	Class A
Trading Symbol	CGJAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert US Large-Cap Growth Responsible Index Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$58	0.49%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Growth Index (the Index):

↓ Not owning Index component and Facebook parent Meta Platforms, Inc. hampered returns as its stock price rose on strong advertising revenue and user growth

↓ An underweight position in NVIDIA Corp., a major microchip supplier for artificial intelligence (AI) applications, hampered returns as its stock price tripled

↓ An out-of-Index position in networking hardware and software firm Cisco Systems, Inc. performed poorly as Cisco’s sales growth disappointed investors

↓ Among sectors, stock selections and underweight positions in the communication services and information technology sectors hampered relative returns

↑ An underweight position in health insurance provider UnitedHealth Group, Inc. aided returns as rising costs and a cyberattack weighed on its stock price

↑ An underweight position in Alphabet, Inc. ― Google’s parent firm ― helped relative returns as its stock performed well, but underperformed the Index

↑ An underweight position in Microsoft Corp. helped relative returns. Fueled by AI innovations, Microsoft’s stock performed well, but underperformed the Index

↑ Among sectors, stock selections in industrials, and underweight positions in consumer discretionary and real estate helped relative returns during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	S&P 500® Index	Russell 1000® Growth Index	Calvert US Large-Cap Growth Responsible Index
6/15	$9,525	$10,000	$10,000	$10,000
7/15	$9,682	$10,012	$10,157	$10,172
8/15	$9,092	$9,408	$9,540	$9,550
9/15	$8,834	$9,175	$9,304	$9,281
10/15	$9,596	$9,949	$10,105	$10,092
11/15	$9,620	$9,979	$10,134	$10,126
12/15	$9,428	$9,821	$9,985	$9,925
1/16	$8,831	$9,334	$9,428	$9,300
2/16	$8,812	$9,321	$9,423	$9,283
3/16	$9,394	$9,954	$10,059	$9,903
4/16	$9,332	$9,992	$9,967	$9,842
5/16	$9,533	$10,172	$10,161	$10,061
6/16	$9,404	$10,198	$10,121	$9,932
7/16	$9,876	$10,574	$10,599	$10,434
8/16	$9,853	$10,589	$10,546	$10,414
9/16	$9,862	$10,591	$10,584	$10,425
10/16	$9,557	$10,398	$10,336	$10,108
11/16	$9,724	$10,783	$10,561	$10,290
12/16	$9,808	$10,996	$10,692	$10,384
1/17	$10,164	$11,204	$11,052	$10,772
2/17	$10,553	$11,649	$11,511	$11,186
3/17	$10,659	$11,663	$11,644	$11,304
4/17	$10,924	$11,783	$11,910	$11,590
5/17	$11,174	$11,948	$12,220	$11,862
6/17	$11,193	$12,023	$12,188	$11,887
7/17	$11,424	$12,270	$12,512	$12,140
8/17	$11,568	$12,308	$12,741	$12,297
9/17	$11,713	$12,562	$12,907	$12,452
10/17	$12,083	$12,855	$13,407	$12,852
11/17	$12,391	$13,249	$13,814	$13,195
12/17	$12,455	$13,396	$13,922	$13,266
1/18	$13,314	$14,163	$14,908	$14,197
2/18	$13,000	$13,641	$14,517	$13,864
3/18	$12,661	$13,295	$14,119	$13,511
4/18	$12,627	$13,346	$14,168	$13,476
5/18	$13,162	$13,667	$14,789	$14,056
6/18	$13,280	$13,751	$14,931	$14,192
7/18	$13,771	$14,263	$15,370	$14,727
8/18	$14,541	$14,728	$16,210	$15,566
9/18	$14,644	$14,812	$16,301	$15,685
10/18	$13,343	$13,799	$14,843	$14,296
11/18	$13,617	$14,080	$15,001	$14,591
12/18	$12,502	$12,809	$13,711	$13,400
1/19	$13,493	$13,835	$14,943	$14,471
2/19	$14,092	$14,280	$15,478	$15,118
3/19	$14,494	$14,557	$15,919	$15,561
4/19	$15,057	$15,147	$16,638	$16,176
5/19	$14,066	$14,184	$15,587	$15,114
6/19	$15,103	$15,184	$16,657	$16,241
7/19	$15,429	$15,402	$17,033	$16,600
8/19	$15,289	$15,158	$16,903	$16,457
9/19	$15,305	$15,442	$16,905	$16,483
10/19	$15,697	$15,776	$17,382	$16,909
11/19	$16,384	$16,349	$18,153	$17,653
12/19	$16,880	$16,842	$18,700	$18,196
1/20	$17,289	$16,836	$19,118	$18,642
2/20	$16,167	$15,450	$17,816	$17,435
3/20	$14,617	$13,541	$16,064	$15,772
4/20	$16,718	$15,277	$18,441	$18,057
5/20	$17,844	$16,005	$19,679	$19,294
6/20	$18,567	$16,323	$20,536	$20,087
7/20	$19,908	$17,244	$22,116	$21,548
8/20	$21,721	$18,483	$24,398	$23,536
9/20	$20,835	$17,781	$23,250	$22,555
10/20	$20,212	$17,308	$22,460	$21,886
11/20	$22,266	$19,203	$24,760	$24,132
12/20	$23,341	$19,941	$25,899	$25,312
1/21	$23,203	$19,740	$25,707	$25,173
2/21	$23,426	$20,284	$25,701	$25,420
3/21	$23,762	$21,172	$26,143	$25,798
4/21	$25,168	$22,302	$27,921	$27,360
5/21	$24,848	$22,458	$27,535	$27,024
6/21	$26,169	$22,982	$29,263	$28,482
7/21	$27,048	$23,528	$30,227	$29,485
8/21	$27,948	$24,244	$31,357	$30,484
9/21	$26,472	$23,116	$29,601	$28,879
10/21	$28,645	$24,735	$32,165	$31,262
11/21	$28,581	$24,564	$32,362	$31,227
12/21	$29,361	$25,665	$33,046	$32,064
1/22	$26,826	$24,337	$30,210	$29,309
2/22	$25,943	$23,608	$28,927	$28,335
3/22	$26,837	$24,485	$30,058	$29,344
4/22	$23,765	$22,350	$26,428	$25,943
5/22	$23,408	$22,391	$25,814	$25,528
6/22	$21,550	$20,542	$23,769	$23,547
7/22	$24,015	$22,437	$26,622	$26,305
8/22	$22,785	$21,522	$25,382	$24,953
9/22	$20,683	$19,539	$22,914	$22,643
10/22	$21,934	$21,121	$24,254	$24,015
11/22	$23,072	$22,302	$25,359	$25,272
12/22	$21,429	$21,017	$23,417	$23,478
1/23	$23,146	$22,337	$25,369	$25,373
2/23	$22,717	$21,792	$25,068	$24,913
3/23	$24,168	$22,592	$26,781	$26,514
4/23	$24,320	$22,945	$27,046	$26,700
5/23	$25,135	$23,045	$28,278	$27,626
6/23	$26,891	$24,568	$30,212	$29,551
7/23	$27,651	$25,357	$31,230	$30,401
8/23	$27,396	$24,953	$30,949	$30,127
9/23	$25,798	$23,763	$29,266	$28,382
10/23	$25,168	$23,264	$28,850	$27,698
11/23	$27,858	$25,388	$31,995	$30,660
12/23	$29,217	$26,542	$33,411	$32,165
1/24	$29,812	$26,988	$34,245	$32,838
2/24	$31,595	$28,429	$36,581	$34,805
3/24	$32,309	$29,343	$37,225	$35,605
4/24	$30,951	$28,145	$35,646	$34,146
5/24	$32,549	$29,540	$37,780	$35,946
6/24	$34,175	$30,600	$40,328	$37,851
7/24	$34,262	$30,973	$39,642	$37,784
8/24	$34,933	$31,724	$40,467	$38,501
9/24	$35,779	$32,323	$41,432	$39,446

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since 6/19/15 (Inception)
Class A	38.71%	18.49%	15.31%
Class A with 4.75% Maximum Sales Charge	32.11%	17.35%	14.71%
S&P 500®IndexFootnote Reference1	36.35%	15.96%	13.46%
Russell 1000® Growth Index	42.19%	19.72%	16.53%
Calvert US Large-Cap Growth Responsible IndexFootnote Reference2	38.98%	19.04%	15.92%

Performance Inception Date	Jun. 19, 2015
Material Change Date		Sep. 30, 2023
AssetsNet	$ 698,996,634
Holdings Count | Holding	563
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$698,996,634
# of Portfolio Holdings	563
Portfolio Turnover Rate	30%
Total Advisory Fees Paid (net of waiver)	$0

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.0%Footnote Reference*
Energy	0.1%
Utilities	0.2%
Real Estate	1.2%
Materials	2.4%
Consumer Staples	3.7%
Communication Services	7.2%
Financials	7.6%
Industrials	10.4%
Consumer Discretionary	12.5%
Health Care	13.6%
Information Technology	41.1%
Footnote	Description
Footnote*	Amount is less than 0.05%.

Top Ten Holdings (% of total investments)Footnote Referencea

Apple, Inc.	9.1%
Microsoft Corp.	8.2%
NVIDIA Corp.	7.4%
Alphabet, Inc., Class A	4.9%
Amazon.com, Inc.	4.6%
Broadcom, Inc.	2.3%
Eli Lilly & Co.	2.2%
Tesla, Inc.	2.2%
Visa, Inc., Class A	1.4%
Mastercard, Inc., Class A	1.3%
Total	43.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

Effective May 17, 2024, the Fund's principal investment strategy includes investment in real estate investment trusts (REITs) and the Fund's principal risks also include real estate risk.

Effective July 1, 2024, the Fund is managed by a team comprised of Jennifer Mihara, Thomas C. Seto and Gordon Wotherspoon. Prior to July 1, 2024, the Fund was managed by Thomas C. Seto who intends to retire after December 31, 2024.

Material Fund Change Risks Change [Text Block]

Effective May 17, 2024, the Fund's principal investment strategy includes investment in real estate investment trusts (REITs) and the Fund's principal risks also include real estate risk.

Effective July 1, 2024, the Fund is managed by a team comprised of Jennifer Mihara, Thomas C. Seto and Gordon Wotherspoon. Prior to July 1, 2024, the Fund was managed by Thomas C. Seto who intends to retire after December 31, 2024.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

Updated Prospectus Phone Number	1-800-368-2745
C000154983
Shareholder Report [Line Items]
Fund Name	Calvert US Large-Cap Growth Responsible Index Fund
Class Name	Class I
Trading Symbol	CGJIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert US Large-Cap Growth Responsible Index Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$29	0.24%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Growth Index (the Index):

↓ Not owning Index component and Facebook parent Meta Platforms, Inc. hampered returns as its stock price rose on strong advertising revenue and user growth

↓ An underweight position in NVIDIA Corp., a major microchip supplier for artificial intelligence (AI) applications, hampered returns as its stock price tripled

↓ An out-of-Index position in networking hardware and software firm Cisco Systems, Inc. performed poorly as Cisco’s sales growth disappointed investors

↓ Among sectors, stock selections and underweight positions in the communication services and information technology sectors hampered relative returns

↑ An underweight position in health insurance provider UnitedHealth Group, Inc. aided returns as rising costs and a cyberattack weighed on its stock price

↑ An underweight position in Alphabet, Inc. ― Google’s parent firm ― helped relative returns as its stock performed well, but underperformed the Index

↑ An underweight position in Microsoft Corp. helped relative returns. Fueled by AI innovations, Microsoft’s stock performed well, but underperformed the Index

↑ Among sectors, stock selections in industrials, and underweight positions in consumer discretionary and real estate helped relative returns during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	S&P 500® Index	Russell 1000® Growth Index	Calvert US Large-Cap Growth Responsible Index
6/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
7/15	$1,017,000	$1,001,188	$1,015,697	$1,017,199
8/15	$955,500	$940,782	$954,015	$955,002
9/15	$928,500	$917,504	$930,415	$928,056
10/15	$1,009,000	$994,899	$1,010,529	$1,009,209
11/15	$1,012,000	$997,858	$1,013,365	$1,012,640
12/15	$991,427	$982,120	$998,494	$992,491
1/16	$929,244	$933,383	$942,751	$929,981
2/16	$927,238	$932,123	$942,349	$928,277
3/16	$988,920	$995,357	$1,005,902	$990,318
4/16	$982,902	$999,216	$996,716	$984,233
5/16	$1,004,466	$1,017,160	$1,016,072	$1,006,078
6/16	$990,926	$1,019,795	$1,012,081	$993,223
7/16	$1,041,074	$1,057,394	$1,059,854	$1,043,442
8/16	$1,038,567	$1,058,879	$1,054,588	$1,041,350
9/16	$1,040,071	$1,059,079	$1,058,446	$1,042,457
10/16	$1,008,478	$1,039,760	$1,033,590	$1,010,750
11/16	$1,026,531	$1,078,267	$1,056,079	$1,028,954
12/16	$1,035,444	$1,099,580	$1,069,152	$1,038,406
1/17	$1,073,474	$1,120,436	$1,105,181	$1,077,240
2/17	$1,114,547	$1,164,923	$1,151,086	$1,118,629
3/17	$1,126,210	$1,166,282	$1,164,400	$1,130,388
4/17	$1,154,099	$1,178,260	$1,191,030	$1,159,047
5/17	$1,180,974	$1,194,841	$1,222,000	$1,186,189
6/17	$1,183,509	$1,202,299	$1,218,780	$1,188,674
7/17	$1,208,356	$1,227,022	$1,251,174	$1,213,966
8/17	$1,224,075	$1,230,778	$1,274,110	$1,229,743
9/17	$1,239,794	$1,256,166	$1,290,676	$1,245,237
10/17	$1,278,839	$1,285,479	$1,340,686	$1,285,213
11/17	$1,312,306	$1,324,905	$1,381,416	$1,319,513
12/17	$1,319,096	$1,339,636	$1,392,170	$1,326,618
1/18	$1,410,801	$1,416,336	$1,490,772	$1,419,681
2/18	$1,377,642	$1,364,133	$1,451,683	$1,386,446
3/18	$1,342,411	$1,329,466	$1,411,873	$1,351,121
4/18	$1,338,784	$1,334,568	$1,416,806	$1,347,603
5/18	$1,395,776	$1,366,707	$1,478,906	$1,405,615
6/18	$1,409,247	$1,375,119	$1,493,146	$1,419,231
7/18	$1,461,575	$1,426,292	$1,536,980	$1,472,716
8/18	$1,543,954	$1,472,768	$1,621,016	$1,556,556
9/18	$1,555,352	$1,481,151	$1,630,076	$1,568,456
10/18	$1,417,536	$1,379,914	$1,484,303	$1,429,641
11/18	$1,447,034	$1,408,034	$1,500,069	$1,459,139
12/18	$1,329,176	$1,280,902	$1,371,097	$1,339,989
1/19	$1,434,485	$1,383,548	$1,494,339	$1,447,060
2/19	$1,498,324	$1,427,971	$1,547,806	$1,511,849
3/19	$1,541,975	$1,455,719	$1,591,862	$1,556,092
4/19	$1,601,996	$1,514,661	$1,663,782	$1,617,612
5/19	$1,496,687	$1,418,407	$1,558,675	$1,511,441
6/19	$1,607,452	$1,518,371	$1,665,720	$1,624,076
7/19	$1,642,919	$1,540,193	$1,703,333	$1,659,993
8/19	$1,628,186	$1,515,796	$1,690,288	$1,645,730
9/19	$1,630,369	$1,544,157	$1,690,497	$1,648,289
10/19	$1,672,383	$1,577,603	$1,738,155	$1,690,876
11/19	$1,746,044	$1,634,868	$1,815,265	$1,765,309
12/19	$1,798,624	$1,684,212	$1,870,034	$1,819,598
1/20	$1,842,466	$1,683,551	$1,911,839	$1,864,222
2/20	$1,723,705	$1,544,963	$1,781,639	$1,743,500
3/20	$1,558,327	$1,354,140	$1,606,369	$1,577,246
4/20	$1,783,085	$1,527,732	$1,844,066	$1,805,701
5/20	$1,903,511	$1,600,495	$1,967,866	$1,929,447
6/20	$1,981,206	$1,632,325	$2,053,556	$2,008,666
7/20	$2,124,385	$1,724,364	$2,211,555	$2,154,778
8/20	$2,318,621	$1,848,312	$2,439,770	$2,353,637
9/20	$2,224,278	$1,778,082	$2,324,979	$2,255,468
10/20	$2,158,238	$1,730,796	$2,246,018	$2,188,586
11/20	$2,378,557	$1,920,256	$2,475,992	$2,413,229
12/20	$2,494,093	$1,994,086	$2,589,866	$2,531,221
1/21	$2,479,967	$1,973,954	$2,570,704	$2,517,324
2/21	$2,503,698	$2,028,386	$2,570,109	$2,541,967
3/21	$2,540,426	$2,117,220	$2,614,264	$2,579,754
4/21	$2,691,292	$2,230,214	$2,792,135	$2,736,023
5/21	$2,657,955	$2,245,791	$2,753,516	$2,702,390
6/21	$2,799,780	$2,298,218	$2,926,266	$2,848,218
7/21	$2,894,142	$2,352,812	$3,022,704	$2,948,463
8/21	$2,991,329	$2,424,351	$3,135,720	$3,048,351
9/21	$2,833,683	$2,311,595	$2,960,102	$2,887,891
10/21	$3,067,045	$2,473,549	$3,216,492	$3,126,208
11/21	$3,061,394	$2,456,410	$3,236,158	$3,122,716
12/21	$3,145,316	$2,566,497	$3,304,580	$3,206,366
1/22	$2,874,089	$2,433,688	$3,020,964	$2,930,868
2/22	$2,780,224	$2,360,820	$2,892,653	$2,833,475
3/22	$2,876,392	$2,448,476	$3,005,807	$2,934,435
4/22	$2,548,155	$2,234,965	$2,642,820	$2,594,341
5/22	$2,510,149	$2,239,065	$2,581,381	$2,552,759
6/22	$2,311,479	$2,054,244	$2,376,906	$2,354,734
7/22	$2,576,372	$2,243,655	$2,662,185	$2,630,483
8/22	$2,445,077	$2,152,154	$2,538,170	$2,495,322
9/22	$2,219,918	$1,953,944	$2,291,420	$2,264,348
10/22	$2,354,668	$2,112,138	$2,425,350	$2,401,546
11/22	$2,476,749	$2,230,172	$2,535,866	$2,527,221
12/22	$2,301,567	$2,101,682	$2,341,728	$2,347,837
1/23	$2,486,179	$2,233,739	$2,536,905	$2,537,336
2/23	$2,441,039	$2,179,238	$2,506,776	$2,491,281
3/23	$2,597,293	$2,259,247	$2,678,130	$2,651,404
4/23	$2,614,076	$2,294,511	$2,704,552	$2,669,977
5/23	$2,702,041	$2,304,484	$2,827,821	$2,762,639
6/23	$2,891,282	$2,456,753	$3,021,204	$2,955,057
7/23	$2,974,039	$2,535,677	$3,122,987	$3,040,108
8/23	$2,946,839	$2,495,305	$3,094,946	$3,012,658
9/23	$2,776,117	$2,376,334	$2,926,631	$2,838,194
10/23	$2,708,407	$2,326,368	$2,884,963	$2,769,780
11/23	$2,998,345	$2,538,824	$3,199,456	$3,065,965
12/23	$3,145,339	$2,654,165	$3,341,134	$3,216,531
1/24	$3,210,504	$2,698,766	$3,424,467	$3,283,767
2/24	$3,403,087	$2,842,868	$3,658,109	$3,480,504
3/24	$3,481,052	$2,934,336	$3,722,507	$3,560,491
4/24	$3,335,014	$2,814,485	$3,564,614	$3,414,590
5/24	$3,508,398	$2,954,040	$3,778,010	$3,594,605
6/24	$3,683,526	$3,060,037	$4,032,767	$3,785,054
7/24	$3,693,999	$3,097,285	$3,964,168	$3,778,381
8/24	$3,766,727	$3,172,415	$4,046,733	$3,850,057
9/24	$3,859,819	$3,232,313	$4,143,241	$3,944,598

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since 6/19/15 (Inception)
Class I	39.04%	18.79%	15.65%
S&P 500®IndexFootnote Reference1	36.35%	15.96%	13.46%
Russell 1000® Growth Index	42.19%	19.72%	16.53%
Calvert US Large-Cap Growth Responsible IndexFootnote Reference2	38.98%	19.04%	15.92%

Performance Inception Date	Jun. 19, 2015
Material Change Date		Sep. 30, 2023
AssetsNet	$ 698,996,634
Holdings Count | Holding	563
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$698,996,634
# of Portfolio Holdings	563
Portfolio Turnover Rate	30%
Total Advisory Fees Paid (net of waiver)	$0

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.0%Footnote Reference*
Energy	0.1%
Utilities	0.2%
Real Estate	1.2%
Materials	2.4%
Consumer Staples	3.7%
Communication Services	7.2%
Financials	7.6%
Industrials	10.4%
Consumer Discretionary	12.5%
Health Care	13.6%
Information Technology	41.1%
Footnote	Description
Footnote*	Amount is less than 0.05%.

Top Ten Holdings (% of total investments)Footnote Referencea

Apple, Inc.	9.1%
Microsoft Corp.	8.2%
NVIDIA Corp.	7.4%
Alphabet, Inc., Class A	4.9%
Amazon.com, Inc.	4.6%
Broadcom, Inc.	2.3%
Eli Lilly & Co.	2.2%
Tesla, Inc.	2.2%
Visa, Inc., Class A	1.4%
Mastercard, Inc., Class A	1.3%
Total	43.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

Effective May 17, 2024, the Fund's principal investment strategy includes investment in real estate investment trusts (REITs) and the Fund's principal risks also include real estate risk.

Effective July 1, 2024, the Fund is managed by a team comprised of Jennifer Mihara, Thomas C. Seto and Gordon Wotherspoon. Prior to July 1, 2024, the Fund was managed by Thomas C. Seto who intends to retire after December 31, 2024.

Material Fund Change Risks Change [Text Block]

Effective May 17, 2024, the Fund's principal investment strategy includes investment in real estate investment trusts (REITs) and the Fund's principal risks also include real estate risk.

Effective July 1, 2024, the Fund is managed by a team comprised of Jennifer Mihara, Thomas C. Seto and Gordon Wotherspoon. Prior to July 1, 2024, the Fund was managed by Thomas C. Seto who intends to retire after December 31, 2024.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

Updated Prospectus Phone Number	1-800-368-2745
C000235281
Shareholder Report [Line Items]
Fund Name	Calvert US Large-Cap Growth Responsible Index Fund
Class Name	Class R6
Trading Symbol	CLGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert US Large-Cap Growth Responsible Index Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$25	0.21%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Growth Index (the Index):

↓ Not owning Index component and Facebook parent Meta Platforms, Inc. hampered returns as its stock price rose on strong advertising revenue and user growth

↓ An underweight position in NVIDIA Corp., a major microchip supplier for artificial intelligence (AI) applications, hampered returns as its stock price tripled

↓ An out-of-Index position in networking hardware and software firm Cisco Systems, Inc. performed poorly as Cisco’s sales growth disappointed investors

↓ Among sectors, stock selections and underweight positions in the communication services and information technology sectors hampered relative returns

↑ An underweight position in health insurance provider UnitedHealth Group, Inc. aided returns as rising costs and a cyberattack weighed on its stock price

↑ An underweight position in Alphabet, Inc. ― Google’s parent firm ― helped relative returns as its stock performed well, but underperformed the Index

↑ An underweight position in Microsoft Corp. helped relative returns. Fueled by AI innovations, Microsoft’s stock performed well, but underperformed the Index

↑ Among sectors, stock selections in industrials, and underweight positions in consumer discretionary and real estate helped relative returns during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class R6	S&P 500® Index	Russell 1000® Growth Index	Calvert US Large-Cap Growth Responsible Index
6/15	$5,000,000	$5,000,000	$5,000,000	$5,000,000
7/15	$5,085,000	$5,005,938	$5,078,484	$5,085,996
8/15	$4,777,500	$4,703,911	$4,770,074	$4,775,012
9/15	$4,642,500	$4,587,519	$4,652,073	$4,640,279
10/15	$5,045,000	$4,974,495	$5,052,643	$5,046,047
11/15	$5,060,000	$4,989,289	$5,066,825	$5,063,201
12/15	$4,957,137	$4,910,598	$4,992,471	$4,962,455
1/16	$4,646,219	$4,666,914	$4,713,754	$4,649,906
2/16	$4,636,189	$4,660,617	$4,711,743	$4,641,386
3/16	$4,944,600	$4,976,785	$5,029,509	$4,951,591
4/16	$4,914,511	$4,996,079	$4,983,582	$4,921,166
5/16	$5,022,330	$5,085,799	$5,080,359	$5,030,388
6/16	$4,954,630	$5,098,977	$5,060,407	$4,966,117
7/16	$5,205,370	$5,286,970	$5,299,268	$5,217,212
8/16	$5,192,833	$5,294,393	$5,272,939	$5,206,751
9/16	$5,200,355	$5,295,394	$5,292,228	$5,212,287
10/16	$5,042,389	$5,198,799	$5,167,950	$5,053,751
11/16	$5,132,655	$5,391,336	$5,280,396	$5,144,771
12/16	$5,177,219	$5,497,902	$5,345,762	$5,192,032
1/17	$5,367,372	$5,602,178	$5,525,907	$5,386,200
2/17	$5,572,736	$5,824,617	$5,755,429	$5,593,145
3/17	$5,631,050	$5,831,412	$5,821,998	$5,651,941
4/17	$5,770,495	$5,891,300	$5,955,148	$5,795,233
5/17	$5,904,869	$5,974,207	$6,109,998	$5,930,943
6/17	$5,917,546	$6,011,495	$6,093,901	$5,943,367
7/17	$6,041,779	$6,135,108	$6,255,872	$6,069,829
8/17	$6,120,376	$6,153,888	$6,370,551	$6,148,714
9/17	$6,198,972	$6,280,832	$6,453,380	$6,226,186
10/17	$6,394,195	$6,427,397	$6,703,430	$6,426,066
11/17	$6,561,529	$6,624,524	$6,907,079	$6,597,566
12/17	$6,595,481	$6,698,180	$6,960,852	$6,633,090
1/18	$7,054,005	$7,081,677	$7,453,862	$7,098,405
2/18	$6,888,211	$6,820,667	$7,258,416	$6,932,228
3/18	$6,712,055	$6,647,332	$7,059,367	$6,755,603
4/18	$6,693,921	$6,672,838	$7,084,029	$6,738,013
5/18	$6,978,879	$6,833,533	$7,394,532	$7,028,075
6/18	$7,046,233	$6,875,593	$7,465,730	$7,096,154
7/18	$7,307,876	$7,131,459	$7,684,898	$7,363,579
8/18	$7,719,770	$7,363,840	$8,105,080	$7,782,779
9/18	$7,776,762	$7,405,754	$8,150,379	$7,842,280
10/18	$7,087,681	$6,899,570	$7,421,516	$7,148,204
11/18	$7,235,171	$7,040,172	$7,500,345	$7,295,695
12/18	$6,645,881	$6,404,509	$6,855,483	$6,699,945
1/19	$7,172,423	$6,917,739	$7,471,697	$7,235,301
2/19	$7,491,621	$7,139,855	$7,739,032	$7,559,246
3/19	$7,709,877	$7,278,595	$7,959,309	$7,780,459
4/19	$8,009,978	$7,573,303	$8,318,909	$8,088,060
5/19	$7,483,437	$7,092,033	$7,793,375	$7,557,205
6/19	$8,037,260	$7,591,854	$8,328,598	$8,120,378
7/19	$8,214,593	$7,700,964	$8,516,666	$8,299,967
8/19	$8,140,932	$7,578,979	$8,451,438	$8,228,651
9/19	$8,151,845	$7,720,785	$8,452,487	$8,241,446
10/19	$8,361,915	$7,888,015	$8,690,777	$8,454,381
11/19	$8,730,222	$8,174,341	$9,076,326	$8,826,547
12/19	$8,993,120	$8,421,059	$9,350,169	$9,097,988
1/20	$9,212,329	$8,417,757	$9,559,194	$9,321,109
2/20	$8,618,523	$7,724,814	$8,908,196	$8,717,499
3/20	$7,791,633	$6,770,701	$8,031,847	$7,886,228
4/20	$8,915,426	$7,638,662	$9,220,328	$9,028,503
5/20	$9,517,557	$8,002,477	$9,839,328	$9,647,235
6/20	$9,906,029	$8,161,624	$10,267,781	$10,043,328
7/20	$10,621,927	$8,621,818	$11,057,775	$10,773,891
8/20	$11,593,106	$9,241,559	$12,198,851	$11,768,187
9/20	$11,121,390	$8,890,410	$11,624,895	$11,277,339
10/20	$10,791,189	$8,653,981	$11,230,092	$10,942,928
11/20	$11,892,784	$9,601,279	$12,379,962	$12,066,145
12/20	$12,470,463	$9,970,431	$12,949,330	$12,656,105
1/21	$12,399,833	$9,869,772	$12,853,520	$12,586,618
2/21	$12,518,492	$10,141,930	$12,850,545	$12,709,834
3/21	$12,702,130	$10,586,102	$13,071,320	$12,898,770
4/21	$13,456,461	$11,151,070	$13,960,675	$13,680,113
5/21	$13,289,773	$11,228,953	$13,767,580	$13,511,948
6/21	$13,998,900	$11,491,090	$14,631,328	$14,241,091
7/21	$14,470,710	$11,764,060	$15,113,522	$14,742,317
8/21	$14,956,646	$12,121,754	$15,678,600	$15,241,756
9/21	$14,168,413	$11,557,974	$14,800,507	$14,439,455
10/21	$15,335,223	$12,367,746	$16,082,461	$15,631,041
11/21	$15,306,971	$12,282,051	$16,180,790	$15,613,582
12/21	$15,726,580	$12,832,485	$16,522,898	$16,031,828
1/22	$14,370,444	$12,168,442	$15,104,819	$14,654,340
2/22	$13,901,122	$11,804,101	$14,463,264	$14,167,376
3/22	$14,379,081	$12,242,382	$15,029,033	$14,672,176
4/22	$12,740,776	$11,174,824	$13,214,101	$12,971,705
5/22	$12,550,744	$11,195,325	$12,906,905	$12,763,794
6/22	$11,557,395	$10,271,221	$11,884,532	$11,773,670
7/22	$12,881,860	$11,218,273	$13,310,926	$13,152,417
8/22	$12,225,386	$10,760,771	$12,690,850	$12,476,610
9/22	$11,099,591	$9,769,719	$11,457,099	$11,321,742
10/22	$11,773,341	$10,560,688	$12,126,749	$12,007,730
11/22	$12,386,626	$11,150,862	$12,679,328	$12,636,104
12/22	$11,508,474	$10,508,411	$11,708,641	$11,739,184
1/23	$12,432,978	$11,168,696	$12,684,527	$12,686,678
2/23	$12,206,924	$10,896,191	$12,533,881	$12,456,403
3/23	$12,986,521	$11,296,236	$13,390,648	$13,257,020
4/23	$13,073,464	$11,472,553	$13,522,762	$13,349,883
5/23	$13,513,980	$11,522,420	$14,139,107	$13,813,195
6/23	$14,461,669	$12,283,767	$15,106,018	$14,775,282
7/23	$14,873,203	$12,678,383	$15,614,935	$15,200,542
8/23	$14,736,991	$12,476,524	$15,474,731	$15,063,289
9/23	$13,884,941	$11,881,669	$14,633,156	$14,190,969
10/23	$13,548,758	$11,631,839	$14,424,815	$13,848,900
11/23	$14,997,823	$12,694,121	$15,997,279	$15,329,824
12/23	$15,734,317	$13,270,823	$16,705,670	$16,082,655
1/24	$16,058,045	$13,493,829	$17,122,336	$16,418,836
2/24	$17,023,394	$14,214,340	$18,290,543	$17,402,521
3/24	$17,411,283	$14,671,681	$18,612,533	$17,802,456
4/24	$16,685,084	$14,072,423	$17,823,068	$17,072,951
5/24	$17,551,274	$14,770,199	$18,890,049	$17,973,027
6/24	$18,429,129	$15,300,185	$20,163,836	$18,925,272
7/24	$18,478,709	$15,486,425	$19,820,840	$18,891,906
8/24	$18,846,183	$15,862,074	$20,233,667	$19,250,287
9/24	$19,309,901	$16,161,563	$20,716,206	$19,722,992

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since 6/19/15 (Inception)
Class R6	39.07%	18.80%	15.65%
S&P 500®IndexFootnote Reference2	36.35%	15.96%	13.46%
Russell 1000® Growth Index	42.19%	19.72%	16.53%
Calvert US Large-Cap Growth Responsible IndexFootnote Reference3	38.98%	19.04%	15.92%

Performance Inception Date	Jun. 19, 2015
Material Change Date		Sep. 30, 2023
AssetsNet	$ 698,996,634
Holdings Count | Holding	563
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$698,996,634
# of Portfolio Holdings	563
Portfolio Turnover Rate	30%
Total Advisory Fees Paid (net of waiver)	$0

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.0%Footnote Reference*
Energy	0.1%
Utilities	0.2%
Real Estate	1.2%
Materials	2.4%
Consumer Staples	3.7%
Communication Services	7.2%
Financials	7.6%
Industrials	10.4%
Consumer Discretionary	12.5%
Health Care	13.6%
Information Technology	41.1%
Footnote	Description
Footnote*	Amount is less than 0.05%.

Top Ten Holdings (% of total investments)Footnote Referencea

Apple, Inc.	9.1%
Microsoft Corp.	8.2%
NVIDIA Corp.	7.4%
Alphabet, Inc., Class A	4.9%
Amazon.com, Inc.	4.6%
Broadcom, Inc.	2.3%
Eli Lilly & Co.	2.2%
Tesla, Inc.	2.2%
Visa, Inc., Class A	1.4%
Mastercard, Inc., Class A	1.3%
Total	43.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

Effective May 17, 2024, the Fund's principal investment strategy includes investment in real estate investment trusts (REITs) and the Fund's principal risks also include real estate risk.

Effective July 1, 2024, the Fund is managed by a team comprised of Jennifer Mihara, Thomas C. Seto and Gordon Wotherspoon. Prior to July 1, 2024, the Fund was managed by Thomas C. Seto who intends to retire after December 31, 2024.

Material Fund Change Risks Change [Text Block]

Effective May 17, 2024, the Fund's principal investment strategy includes investment in real estate investment trusts (REITs) and the Fund's principal risks also include real estate risk.

Effective July 1, 2024, the Fund is managed by a team comprised of Jennifer Mihara, Thomas C. Seto and Gordon Wotherspoon. Prior to July 1, 2024, the Fund was managed by Thomas C. Seto who intends to retire after December 31, 2024.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

Updated Prospectus Phone Number	1-800-368-2745
C000154985
Shareholder Report [Line Items]
Fund Name	Calvert US Large-Cap Value Responsible Index Fund
Class Name	Class A
Trading Symbol	CFJAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert US Large-Cap Value Responsible Index Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$56	0.49%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Value Index (the Index):

↑ Not owning Index components ExxonMobil Corp. and Chevron Corp. ― both energy exploration and production companies ― contributed to returns relative to the Index as the prices of both stocks performed poorly during a period of volatile and declining demand for oil and natural gas worldwide

↑ Not owning Index component and health care firm Johnson & Johnson helped relative returns as a talcum powder lawsuit weighed on J&J’s stock price

↑ Among sectors, an underweight in energy, stock selections and an overweight in financials, and stock selections and an underweight in real estate helped returns

↓ An underweight position in Micron Technology, Inc. hurt returns as its stock appreciated on AI-driven demand for the firm’s memory and storage semiconductors

↓ An underweight position in aircraft engine maker GE Aerospace hampered returns as increasing demand for air travel helped the firm’s stock price double

↓ An overweight position in semiconductor maker Intel Corp. declined in value on concerns about increasing competition in microchip sales for AI applications

↓ Among sectors, stock selections in the information technology, health care, and industrials sectors detracted from Index-relative returns during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	Russell 3000® Index	Russell 1000® Value Index	Calvert US Large-Cap Value Responsible Index
6/15	$9,525	$10,000	$10,000	$10,000
7/15	$9,330	$10,908	$9,843	$9,807
8/15	$8,839	$10,249	$9,257	$9,282
9/15	$8,501	$9,951	$8,978	$8,926
10/15	$9,110	$10,736	$9,655	$9,584
11/15	$9,120	$10,796	$9,692	$9,601
12/15	$8,865	$10,574	$9,484	$9,334
1/16	$8,376	$9,978	$8,993	$8,824
2/16	$8,362	$9,975	$8,991	$8,831
3/16	$8,947	$10,677	$9,639	$9,456
4/16	$9,076	$10,743	$9,841	$9,598
5/16	$9,200	$10,935	$9,994	$9,734
6/16	$9,200	$10,958	$10,081	$9,737
7/16	$9,516	$11,393	$10,373	$10,080
8/16	$9,617	$11,422	$10,453	$10,189
9/16	$9,626	$11,440	$10,432	$10,201
10/16	$9,511	$11,192	$10,270	$10,087
11/16	$10,110	$11,693	$10,857	$10,728
12/16	$10,352	$11,921	$11,128	$10,991
1/17	$10,445	$12,145	$11,207	$11,119
2/17	$10,855	$12,597	$11,610	$11,560
3/17	$10,796	$12,606	$11,492	$11,503
4/17	$10,762	$12,739	$11,470	$11,469
5/17	$10,796	$12,870	$11,459	$11,516
6/17	$10,889	$12,986	$11,646	$11,619
7/17	$11,031	$13,231	$11,801	$11,775
8/17	$10,904	$13,256	$11,664	$11,650
9/17	$11,236	$13,579	$12,009	$12,011
10/17	$11,338	$13,876	$12,096	$12,128
11/17	$11,743	$14,297	$12,467	$12,570
12/17	$11,875	$14,440	$12,649	$12,718
1/18	$12,349	$15,201	$13,138	$13,233
2/18	$11,880	$14,641	$12,510	$12,694
3/18	$11,646	$14,347	$12,290	$12,449
4/18	$11,641	$14,402	$12,331	$12,451
5/18	$11,636	$14,808	$12,404	$12,458
6/18	$11,563	$14,905	$12,435	$12,386
7/18	$12,058	$15,400	$12,927	$12,921
8/18	$12,344	$15,940	$13,118	$13,229
9/18	$12,281	$15,967	$13,144	$13,163
10/18	$11,532	$14,791	$12,463	$12,360
11/18	$11,919	$15,087	$12,835	$12,782
12/18	$10,645	$13,683	$11,603	$11,413
1/19	$11,658	$14,858	$12,506	$12,516
2/19	$12,022	$15,380	$12,906	$12,911
3/19	$11,913	$15,605	$12,988	$12,799
4/19	$12,493	$16,228	$13,448	$13,429
5/19	$11,686	$15,178	$12,584	$12,563
6/19	$12,482	$16,244	$13,487	$13,429
7/19	$12,721	$16,485	$13,599	$13,695
8/19	$12,190	$16,149	$13,199	$13,126
9/19	$12,672	$16,433	$13,670	$13,652
10/19	$12,905	$16,786	$13,861	$13,907
11/19	$13,415	$17,424	$14,289	$14,470
12/19	$13,739	$17,928	$14,682	$14,826
1/20	$13,368	$17,908	$14,367	$14,433
2/20	$12,064	$16,442	$12,975	$13,016
3/20	$10,162	$14,181	$10,758	$10,934
4/20	$11,295	$16,059	$11,967	$12,157
5/20	$11,749	$16,918	$12,377	$12,645
6/20	$11,815	$17,304	$12,295	$12,722
7/20	$12,313	$18,287	$12,781	$13,266
8/20	$12,882	$19,612	$13,310	$13,892
9/20	$12,716	$18,898	$12,983	$13,715
10/20	$12,694	$18,490	$12,812	$13,697
11/20	$14,408	$20,739	$14,536	$15,575
12/20	$14,942	$21,672	$15,093	$16,161
1/21	$14,824	$21,576	$14,955	$16,041
2/21	$15,707	$22,250	$15,858	$17,009
3/21	$16,651	$23,048	$16,792	$18,047
4/21	$17,342	$24,236	$17,463	$18,807
5/21	$17,729	$24,346	$17,871	$19,244
6/21	$17,409	$24,947	$17,666	$18,907
7/21	$17,511	$25,369	$17,807	$19,025
8/21	$17,954	$26,092	$18,160	$19,510
9/21	$17,263	$24,921	$17,528	$18,765
10/21	$18,117	$26,607	$18,418	$19,714
11/21	$17,567	$26,202	$17,769	$19,115
12/21	$18,534	$27,234	$18,890	$20,185
1/22	$17,897	$25,631	$18,450	$19,503
2/22	$17,575	$24,986	$18,236	$19,158
3/22	$17,762	$25,796	$18,751	$19,381
4/22	$16,621	$23,481	$17,693	$18,117
5/22	$16,826	$23,450	$18,037	$18,367
6/22	$15,387	$21,488	$16,461	$16,790
7/22	$16,352	$23,504	$17,553	$17,855
8/22	$15,960	$22,627	$17,030	$17,439
9/22	$14,544	$20,528	$15,537	$15,886
10/22	$16,147	$22,212	$17,130	$17,655
11/22	$17,189	$23,371	$18,200	$18,807
12/22	$16,334	$22,003	$17,466	$17,873
1/23	$17,353	$23,518	$18,372	$18,995
2/23	$16,888	$22,968	$17,724	$18,493
3/23	$16,233	$23,583	$17,642	$17,778
4/23	$16,298	$23,834	$17,908	$17,859
5/23	$15,589	$23,927	$17,217	$17,088
6/23	$16,679	$25,560	$18,361	$18,292
7/23	$17,359	$26,477	$19,007	$19,045
8/23	$16,697	$25,966	$18,494	$18,320
9/23	$16,018	$24,729	$17,780	$17,576
10/23	$15,405	$24,073	$17,153	$16,912
11/23	$16,727	$26,318	$18,447	$18,373
12/23	$17,890	$27,714	$19,469	$19,659
1/24	$17,848	$28,021	$19,489	$19,625
2/24	$18,412	$29,538	$20,208	$20,251
3/24	$19,395	$30,491	$21,218	$21,348
4/24	$18,448	$29,149	$20,312	$20,311
5/24	$19,025	$30,526	$20,955	$20,964
6/24	$18,794	$31,471	$20,758	$20,716
7/24	$19,825	$32,056	$21,820	$21,863
8/24	$20,335	$32,754	$22,405	$22,435
9/24	$20,720	$30,471	$22,662	$22,875

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since 6/19/15 (Inception)
Class A	29.37%	10.32%	8.73%
Class A with 4.75% Maximum Sales Charge	23.23%	9.25%	8.16%
Russell 3000®IndexFootnote Reference1	35.19%	15.25%	12.74%
Russell 1000® Value Index	27.76%	10.68%	9.21%
Calvert US Large-Cap Value Responsible IndexFootnote Reference2	30.15%	10.86%	9.32%

Performance Inception Date	Jun. 19, 2015
Material Change Date		Sep. 30, 2023
AssetsNet	$ 1,880,713,761
Holdings Count | Holding	537
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,880,713,761
# of Portfolio Holdings	537
Portfolio Turnover Rate	33%
Total Advisory Fees Paid (net of waiver)	$0

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.1%
Energy	0.7%
Materials	4.7%
Communication Services	5.3%
Utilities	6.6%
Consumer Discretionary	6.7%
Information Technology	8.1%
Real Estate	8.5%
Health Care	8.9%
Industrials	10.7%
Consumer Staples	11.9%
Financials	27.8%

Top Ten Holdings (% of total investments)Footnote Referencea

JPMorgan Chase & Co.	3.7%
Walmart, Inc.	2.0%
Bank of America Corp.	1.7%
International Business Machines Corp.	1.4%
Wells Fargo & Co.	1.3%
Verizon Communications, Inc.	1.3%
Cisco Systems, Inc.	1.2%
Procter & Gamble Co.	1.2%
Pfizer, Inc.	1.1%
Comcast Corp., Class A	1.1%
Total	16.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

Effective May 17, 2024, the Fund's principal investment strategy includes investment in real estate investment trusts (REITs) and the Fund's principal risks also include real estate risk.

Effective July 1, 2024, the Fund is managed by a team comprised of Jennifer Mihara, Thomas C. Seto and Gordon Wotherspoon. Prior to July 1, 2024, the Fund was managed by Thomas C. Seto who intends to retire after December 31, 2024.

Material Fund Change Risks Change [Text Block]

Effective May 17, 2024, the Fund's principal investment strategy includes investment in real estate investment trusts (REITs) and the Fund's principal risks also include real estate risk.

Effective July 1, 2024, the Fund is managed by a team comprised of Jennifer Mihara, Thomas C. Seto and Gordon Wotherspoon. Prior to July 1, 2024, the Fund was managed by Thomas C. Seto who intends to retire after December 31, 2024.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

Updated Prospectus Phone Number	1-800-368-2745
C000154987
Shareholder Report [Line Items]
Fund Name	Calvert US Large-Cap Value Responsible Index Fund
Class Name	Class I
Trading Symbol	CFJIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert US Large-Cap Value Responsible Index Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$28	0.24%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Value Index (the Index):

↑ Not owning Index components ExxonMobil Corp. and Chevron Corp. ― both energy exploration and production companies ― contributed to returns relative to the Index as the prices of both stocks performed poorly during a period of volatile and declining demand for oil and natural gas worldwide

↑ Not owning Index component and health care firm Johnson & Johnson helped relative returns as a talcum powder lawsuit weighed on J&J’s stock price

↑ Among sectors, an underweight in energy, stock selections and an overweight in financials, and stock selections and an underweight in real estate helped returns

↓ An underweight position in Micron Technology, Inc. hurt returns as its stock appreciated on AI-driven demand for the firm’s memory and storage semiconductors

↓ An underweight position in aircraft engine maker GE Aerospace hampered returns as increasing demand for air travel helped the firm’s stock price double

↓ An overweight position in semiconductor maker Intel Corp. declined in value on concerns about increasing competition in microchip sales for AI applications

↓ Among sectors, stock selections in the information technology, health care, and industrials sectors detracted from Index-relative returns during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Russell 3000® Index	Russell 1000® Value Index	Calvert US Large-Cap Value Responsible Index
6/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
7/15	$980,002	$1,090,768	$984,330	$980,675
8/15	$928,494	$1,024,919	$925,707	$928,172
9/15	$893,490	$995,053	$897,760	$892,558
10/15	$957,494	$1,073,648	$965,498	$958,435
11/15	$958,988	$1,079,600	$969,194	$960,069
12/15	$932,004	$1,057,440	$948,350	$933,442
1/16	$881,211	$997,774	$899,347	$882,447
2/16	$879,708	$997,453	$899,120	$883,143
3/16	$941,582	$1,067,679	$963,888	$945,597
4/16	$955,669	$1,074,296	$984,136	$959,823
5/16	$968,754	$1,093,516	$999,421	$973,395
6/16	$969,256	$1,095,764	$1,008,064	$973,676
7/16	$1,002,953	$1,139,252	$1,037,333	$1,008,020
8/16	$1,014,010	$1,142,158	$1,045,332	$1,018,931
9/16	$1,015,012	$1,143,953	$1,043,153	$1,020,064
10/16	$1,003,443	$1,119,203	$1,027,008	$1,008,657
11/16	$1,066,812	$1,169,290	$1,085,665	$1,072,808
12/16	$1,092,372	$1,192,107	$1,112,799	$1,099,058
1/17	$1,102,659	$1,214,544	$1,120,726	$1,111,870
2/17	$1,145,865	$1,259,715	$1,160,998	$1,155,953
3/17	$1,140,200	$1,260,572	$1,149,171	$1,150,278
4/17	$1,137,114	$1,273,934	$1,147,015	$1,146,860
5/17	$1,141,218	$1,286,971	$1,145,891	$1,151,615
6/17	$1,150,981	$1,298,586	$1,164,623	$1,161,891
7/17	$1,166,416	$1,323,070	$1,180,101	$1,177,546
8/17	$1,153,566	$1,325,620	$1,166,355	$1,164,957
9/17	$1,189,049	$1,357,949	$1,200,900	$1,201,086
10/17	$1,200,375	$1,387,582	$1,209,619	$1,212,801
11/17	$1,243,579	$1,429,716	$1,246,660	$1,256,980
12/17	$1,257,900	$1,444,006	$1,264,857	$1,271,808
1/18	$1,307,882	$1,520,120	$1,313,759	$1,323,340
2/18	$1,258,990	$1,464,089	$1,251,026	$1,269,438
3/18	$1,234,820	$1,434,699	$1,229,019	$1,244,899
4/18	$1,234,271	$1,440,152	$1,233,076	$1,245,148
5/18	$1,234,277	$1,480,808	$1,240,396	$1,245,761
6/18	$1,227,142	$1,490,492	$1,243,468	$1,238,645
7/18	$1,279,333	$1,539,955	$1,292,683	$1,292,052
8/18	$1,310,098	$1,594,035	$1,311,790	$1,322,912
9/18	$1,304,064	$1,596,674	$1,314,391	$1,316,338
10/18	$1,224,963	$1,479,106	$1,246,330	$1,236,034
11/18	$1,266,652	$1,508,731	$1,283,540	$1,278,248
12/18	$1,131,320	$1,368,314	$1,160,288	$1,141,347
1/19	$1,239,687	$1,485,762	$1,250,598	$1,251,573
2/19	$1,278,092	$1,538,015	$1,290,557	$1,291,064
3/19	$1,267,192	$1,560,473	$1,298,762	$1,279,928
4/19	$1,328,549	$1,622,785	$1,344,830	$1,342,932
5/19	$1,243,106	$1,517,772	$1,258,362	$1,256,334
6/19	$1,328,528	$1,624,375	$1,348,692	$1,342,912
7/19	$1,354,322	$1,648,522	$1,359,872	$1,369,523
8/19	$1,298,131	$1,614,916	$1,319,885	$1,312,612
9/19	$1,349,173	$1,643,259	$1,366,975	$1,365,177
10/19	$1,374,404	$1,678,633	$1,386,082	$1,390,740
11/19	$1,429,456	$1,742,441	$1,428,935	$1,447,045
12/19	$1,463,684	$1,792,752	$1,468,244	$1,482,608
1/20	$1,424,994	$1,790,794	$1,436,657	$1,443,284
2/20	$1,285,474	$1,644,176	$1,297,522	$1,301,601
3/20	$1,083,253	$1,418,072	$1,075,783	$1,093,433
4/20	$1,204,015	$1,605,882	$1,196,724	$1,215,674
5/20	$1,253,242	$1,691,762	$1,237,734	$1,264,504
6/20	$1,260,284	$1,730,439	$1,229,518	$1,272,204
7/20	$1,313,637	$1,828,699	$1,278,125	$1,326,552
8/20	$1,375,188	$1,961,178	$1,330,976	$1,389,243
9/20	$1,357,611	$1,889,770	$1,298,283	$1,371,550
10/20	$1,355,270	$1,848,982	$1,281,220	$1,369,748
11/20	$1,538,761	$2,073,917	$1,453,562	$1,557,458
12/20	$1,595,947	$2,167,218	$1,509,291	$1,616,060
1/21	$1,583,995	$2,157,579	$1,495,468	$1,604,145
2/21	$1,678,348	$2,225,019	$1,585,844	$1,700,931
3/21	$1,779,876	$2,304,770	$1,679,161	$1,804,661
4/21	$1,853,338	$2,423,579	$1,746,313	$1,880,690
5/21	$1,895,752	$2,434,642	$1,787,080	$1,924,423
6/21	$1,862,305	$2,494,678	$1,766,615	$1,890,740
7/21	$1,873,065	$2,536,865	$1,780,734	$1,902,517
8/21	$1,920,848	$2,609,210	$1,816,049	$1,950,992
9/21	$1,846,785	$2,492,141	$1,752,836	$1,876,534
10/21	$1,939,363	$2,660,670	$1,841,840	$1,971,411
11/21	$1,880,233	$2,620,172	$1,776,934	$1,911,537
12/21	$1,984,361	$2,723,350	$1,889,034	$2,018,484
1/22	$1,917,074	$2,563,119	$1,845,031	$1,950,313
2/22	$1,882,184	$2,498,556	$1,823,621	$1,915,840
3/22	$1,903,367	$2,579,600	$1,875,100	$1,938,108
4/22	$1,781,252	$2,348,100	$1,769,337	$1,811,713
5/22	$1,803,682	$2,344,952	$1,803,732	$1,836,707
6/22	$1,649,169	$2,148,777	$1,646,137	$1,678,973
7/22	$1,753,216	$2,350,370	$1,755,296	$1,785,510
8/22	$1,712,096	$2,262,656	$1,702,997	$1,743,906
9/22	$1,560,075	$2,052,842	$1,553,666	$1,588,599
10/22	$1,732,656	$2,221,188	$1,712,963	$1,765,506
11/22	$1,844,802	$2,337,125	$1,820,009	$1,880,706
12/22	$1,752,960	$2,200,278	$1,746,641	$1,787,266
1/23	$1,862,917	$2,351,818	$1,837,153	$1,899,528
2/23	$1,813,341	$2,296,849	$1,772,377	$1,849,263
3/23	$1,744,062	$2,358,265	$1,764,215	$1,777,812
4/23	$1,751,053	$2,383,391	$1,790,796	$1,785,870
5/23	$1,675,418	$2,392,664	$1,721,729	$1,708,812
6/23	$1,793,002	$2,556,048	$1,836,098	$1,829,237
7/23	$1,866,095	$2,647,674	$1,900,665	$1,904,533
8/23	$1,795,545	$2,596,564	$1,849,353	$1,831,975
9/23	$1,722,452	$2,472,879	$1,777,988	$1,757,555
10/23	$1,656,986	$2,407,326	$1,715,257	$1,691,250
11/23	$1,799,994	$2,631,805	$1,844,672	$1,837,322
12/23	$1,925,119	$2,771,401	$1,946,854	$1,965,915
1/24	$1,921,226	$2,802,116	$1,948,869	$1,962,514
2/24	$1,982,217	$2,953,796	$2,020,763	$2,025,126
3/24	$2,088,628	$3,049,077	$2,121,790	$2,134,767
4/24	$1,987,408	$2,914,913	$2,031,157	$2,031,112
5/24	$2,049,697	$3,052,634	$2,095,544	$2,096,394
6/24	$2,025,041	$3,147,135	$2,075,833	$2,071,573
7/24	$2,136,642	$3,205,637	$2,181,953	$2,186,347
8/24	$2,191,794	$3,275,420	$2,240,484	$2,243,453
9/24	$2,234,057	$3,047,107	$2,266,216	$2,287,529

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since 6/19/15 (Inception)
Class I	29.70%	10.60%	9.04%
Russell 3000®IndexFootnote Reference1	35.19%	15.25%	12.74%
Russell 1000® Value Index	27.76%	10.68%	9.21%
Calvert US Large-Cap Value Responsible IndexFootnote Reference2	30.15%	10.86%	9.32%

Performance Inception Date	Jun. 19, 2015
Material Change Date		Sep. 30, 2023
AssetsNet	$ 1,880,713,761
Holdings Count | Holding	537
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,880,713,761
# of Portfolio Holdings	537
Portfolio Turnover Rate	33%
Total Advisory Fees Paid (net of waiver)	$0

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.1%
Energy	0.7%
Materials	4.7%
Communication Services	5.3%
Utilities	6.6%
Consumer Discretionary	6.7%
Information Technology	8.1%
Real Estate	8.5%
Health Care	8.9%
Industrials	10.7%
Consumer Staples	11.9%
Financials	27.8%

Top Ten Holdings (% of total investments)Footnote Referencea

JPMorgan Chase & Co.	3.7%
Walmart, Inc.	2.0%
Bank of America Corp.	1.7%
International Business Machines Corp.	1.4%
Wells Fargo & Co.	1.3%
Verizon Communications, Inc.	1.3%
Cisco Systems, Inc.	1.2%
Procter & Gamble Co.	1.2%
Pfizer, Inc.	1.1%
Comcast Corp., Class A	1.1%
Total	16.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

Effective May 17, 2024, the Fund's principal investment strategy includes investment in real estate investment trusts (REITs) and the Fund's principal risks also include real estate risk.

Effective July 1, 2024, the Fund is managed by a team comprised of Jennifer Mihara, Thomas C. Seto and Gordon Wotherspoon. Prior to July 1, 2024, the Fund was managed by Thomas C. Seto who intends to retire after December 31, 2024.

Material Fund Change Risks Change [Text Block]

Effective May 17, 2024, the Fund's principal investment strategy includes investment in real estate investment trusts (REITs) and the Fund's principal risks also include real estate risk.

Effective July 1, 2024, the Fund is managed by a team comprised of Jennifer Mihara, Thomas C. Seto and Gordon Wotherspoon. Prior to July 1, 2024, the Fund was managed by Thomas C. Seto who intends to retire after December 31, 2024.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

Updated Prospectus Phone Number	1-800-368-2745
C000235282
Shareholder Report [Line Items]
Fund Name	Calvert US Large-Cap Value Responsible Index Fund
Class Name	Class R6
Trading Symbol	CLVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert US Large-Cap Value Responsible Index Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$22	0.19%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Value Index (the Index):

↑ Not owning Index components ExxonMobil Corp. and Chevron Corp. ― both energy exploration and production companies ― contributed to returns relative to the Index as the prices of both stocks performed poorly during a period of volatile and declining demand for oil and natural gas worldwide

↑ Not owning Index component and health care firm Johnson & Johnson helped relative returns as a talcum powder lawsuit weighed on J&J’s stock price

↑ Among sectors, an underweight in energy, stock selections and an overweight in financials, and stock selections and an underweight in real estate helped returns

↓ An underweight position in Micron Technology, Inc. hurt returns as its stock appreciated on AI-driven demand for the firm’s memory and storage semiconductors

↓ An underweight position in aircraft engine maker GE Aerospace hampered returns as increasing demand for air travel helped the firm’s stock price double

↓ An overweight position in semiconductor maker Intel Corp. declined in value on concerns about increasing competition in microchip sales for AI applications

↓ Among sectors, stock selections in the information technology, health care, and industrials sectors detracted from Index-relative returns during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class R6	Russell 3000® Index	Russell 1000® Value Index	Calvert US Large-Cap Value Responsible Index
6/15	$5,000,000	$5,000,000	$5,000,000	$5,000,000
7/15	$4,900,000	$4,998,576	$4,921,650	$4,903,373
8/15	$4,642,500	$4,696,814	$4,628,533	$4,640,862
9/15	$4,467,500	$4,559,950	$4,488,798	$4,462,789
10/15	$4,787,500	$4,920,119	$4,827,491	$4,792,177
11/15	$4,795,000	$4,947,393	$4,845,968	$4,800,343
12/15	$4,660,051	$4,845,846	$4,741,752	$4,667,211
1/16	$4,406,049	$4,572,418	$4,496,734	$4,412,234
2/16	$4,398,504	$4,570,945	$4,495,598	$4,415,714
3/16	$4,707,833	$4,892,768	$4,819,439	$4,727,984
4/16	$4,778,249	$4,923,091	$4,920,678	$4,799,113
5/16	$4,843,636	$5,011,167	$4,997,106	$4,866,976
6/16	$4,846,151	$5,021,471	$5,040,318	$4,868,380
7/16	$5,014,647	$5,220,758	$5,186,666	$5,040,101
8/16	$5,069,974	$5,234,075	$5,226,658	$5,094,654
9/16	$5,075,004	$5,242,303	$5,215,764	$5,100,320
10/16	$5,017,162	$5,128,882	$5,135,041	$5,043,284
11/16	$5,334,035	$5,358,411	$5,428,327	$5,364,042
12/16	$5,461,794	$5,462,970	$5,563,993	$5,495,289
1/17	$5,513,223	$5,565,794	$5,603,632	$5,559,352
2/17	$5,729,226	$5,772,794	$5,804,992	$5,779,766
3/17	$5,700,940	$5,776,722	$5,745,857	$5,751,392
4/17	$5,685,511	$5,837,954	$5,735,075	$5,734,300
5/17	$5,706,083	$5,897,699	$5,729,453	$5,758,077
6/17	$5,754,941	$5,950,923	$5,823,115	$5,809,456
7/17	$5,832,085	$6,063,127	$5,900,507	$5,887,729
8/17	$5,767,798	$6,074,809	$5,831,776	$5,824,784
9/17	$5,945,229	$6,222,961	$6,004,499	$6,005,429
10/17	$6,001,801	$6,358,759	$6,048,096	$6,064,007
11/17	$6,217,804	$6,551,843	$6,233,298	$6,284,902
12/17	$6,289,591	$6,617,328	$6,324,287	$6,359,038
1/18	$6,539,527	$6,966,132	$6,568,795	$6,616,700
2/18	$6,295,084	$6,709,363	$6,255,128	$6,347,188
3/18	$6,174,236	$6,574,678	$6,145,093	$6,224,493
4/18	$6,171,490	$6,599,667	$6,165,380	$6,225,742
5/18	$6,171,490	$6,785,978	$6,201,979	$6,228,808
6/18	$6,135,784	$6,830,357	$6,217,338	$6,193,225
7/18	$6,396,706	$7,057,028	$6,463,417	$6,460,260
8/18	$6,550,513	$7,304,855	$6,558,948	$6,614,558
9/18	$6,520,301	$7,316,947	$6,571,956	$6,581,691
10/18	$6,124,798	$6,778,180	$6,231,652	$6,180,170
11/18	$6,333,288	$6,913,938	$6,417,699	$6,391,239
12/18	$5,656,667	$6,270,462	$5,801,438	$5,706,737
1/19	$6,198,537	$6,808,681	$6,252,990	$6,257,864
2/19	$6,390,628	$7,048,136	$6,452,783	$6,455,320
3/19	$6,336,155	$7,151,051	$6,493,808	$6,399,640
4/19	$6,642,928	$7,436,607	$6,724,152	$6,714,658
5/19	$6,215,739	$6,955,370	$6,291,808	$6,281,669
6/19	$6,642,928	$7,443,892	$6,743,462	$6,714,561
7/19	$6,771,945	$7,554,546	$6,799,358	$6,847,614
8/19	$6,490,975	$7,400,544	$6,599,423	$6,563,060
9/19	$6,746,141	$7,530,430	$6,834,874	$6,825,886
10/19	$6,872,291	$7,692,537	$6,930,411	$6,953,698
11/19	$7,147,527	$7,984,944	$7,144,673	$7,235,223
12/19	$7,318,816	$8,215,499	$7,341,218	$7,413,040
1/20	$7,125,367	$8,206,526	$7,183,284	$7,216,419
2/20	$6,427,779	$7,534,631	$6,487,610	$6,508,004
3/20	$5,416,569	$6,498,485	$5,378,913	$5,467,167
4/20	$6,020,364	$7,359,145	$5,983,620	$6,078,368
5/20	$6,266,571	$7,752,701	$6,188,669	$6,322,519
6/20	$6,301,744	$7,929,942	$6,147,591	$6,361,018
7/20	$6,568,469	$8,380,231	$6,390,627	$6,632,762
8/20	$6,876,228	$8,987,332	$6,654,879	$6,946,216
9/20	$6,788,297	$8,660,094	$6,491,414	$6,857,749
10/20	$6,776,573	$8,473,181	$6,406,099	$6,848,739
11/20	$7,693,990	$9,503,971	$7,267,809	$7,787,288
12/20	$7,979,958	$9,931,536	$7,546,453	$8,080,298
1/21	$7,920,227	$9,887,361	$7,477,342	$8,020,725
2/21	$8,392,096	$10,196,412	$7,929,219	$8,504,657
3/21	$8,899,803	$10,561,881	$8,395,807	$9,023,304
4/21	$9,267,144	$11,106,338	$8,731,566	$9,403,451
5/21	$9,479,186	$11,157,038	$8,935,399	$9,622,115
6/21	$9,311,941	$11,432,158	$8,833,075	$9,453,701
7/21	$9,365,699	$11,625,483	$8,903,672	$9,512,586
8/21	$9,604,620	$11,957,017	$9,080,244	$9,754,958
9/21	$9,234,292	$11,420,530	$8,764,179	$9,382,672
10/21	$9,697,201	$12,192,838	$9,209,202	$9,857,057
11/21	$9,401,537	$12,007,247	$8,884,669	$9,557,685
12/21	$9,922,200	$12,480,077	$9,445,170	$10,092,422
1/22	$9,585,749	$11,745,797	$9,225,155	$9,751,563
2/22	$9,414,408	$11,449,929	$9,118,103	$9,579,198
3/22	$9,517,212	$11,821,321	$9,375,499	$9,690,540
4/22	$8,906,615	$10,760,449	$8,846,686	$9,058,565
5/22	$9,018,766	$10,746,022	$9,018,662	$9,183,537
6/22	$8,249,289	$9,847,024	$8,230,684	$8,394,865
7/22	$8,769,543	$10,770,852	$8,776,482	$8,927,550
8/22	$8,563,933	$10,368,891	$8,514,983	$8,719,529
9/22	$7,803,802	$9,407,393	$7,768,329	$7,942,996
10/22	$8,666,738	$10,178,856	$8,564,816	$8,827,532
11/22	$9,227,490	$10,710,154	$9,100,046	$9,403,529
12/22	$8,768,458	$10,083,037	$8,733,207	$8,936,329
1/23	$9,319,273	$10,777,484	$9,185,765	$9,497,641
2/23	$9,070,929	$10,525,584	$8,861,885	$9,246,315
3/23	$8,723,884	$10,807,029	$8,821,074	$8,889,058
4/23	$8,762,090	$10,922,171	$8,953,980	$8,929,351
5/23	$8,383,206	$10,964,667	$8,608,644	$8,544,062
6/23	$8,969,044	$11,713,394	$9,180,491	$9,146,187
7/23	$9,338,376	$12,133,281	$9,503,323	$9,522,663
8/23	$8,981,779	$11,899,064	$9,246,766	$9,159,874
9/23	$8,618,815	$11,332,261	$8,889,939	$8,787,776
10/23	$8,294,057	$11,031,858	$8,576,283	$8,456,250
11/23	$9,007,251	$12,060,559	$9,223,362	$9,186,612
12/23	$9,634,566	$12,700,274	$9,734,269	$9,829,577
1/24	$9,615,050	$12,841,028	$9,744,347	$9,812,569
2/24	$9,920,806	$13,536,119	$10,103,814	$10,125,630
3/24	$10,454,252	$13,972,759	$10,608,951	$10,673,834
4/24	$9,946,828	$13,357,934	$10,155,784	$10,155,559
5/24	$10,259,089	$13,989,056	$10,477,722	$10,481,972
6/24	$10,135,486	$14,422,122	$10,379,163	$10,357,866
7/24	$10,694,954	$14,690,214	$10,909,764	$10,931,735
8/24	$10,971,435	$15,010,001	$11,202,419	$11,217,267
9/24	$11,186,115	$15,235,534	$11,331,082	$11,437,647

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since 6/19/15 (Inception)
Class R6	29.79%	10.63%	9.05%
Russell 3000®IndexFootnote Reference2	35.19%	15.25%	12.74%
Russell 1000® Value Index	27.76%	10.68%	9.21%
Calvert US Large-Cap Value Responsible IndexFootnote Reference3	30.15%	10.86%	9.32%

Performance Inception Date	Jun. 19, 2015
Material Change Date		Sep. 30, 2023
AssetsNet	$ 1,880,713,761
Holdings Count | Holding	537
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,880,713,761
# of Portfolio Holdings	537
Portfolio Turnover Rate	33%
Total Advisory Fees Paid (net of waiver)	$0

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.1%
Energy	0.7%
Materials	4.7%
Communication Services	5.3%
Utilities	6.6%
Consumer Discretionary	6.7%
Information Technology	8.1%
Real Estate	8.5%
Health Care	8.9%
Industrials	10.7%
Consumer Staples	11.9%
Financials	27.8%

Top Ten Holdings (% of total investments)Footnote Referencea

JPMorgan Chase & Co.	3.7%
Walmart, Inc.	2.0%
Bank of America Corp.	1.7%
International Business Machines Corp.	1.4%
Wells Fargo & Co.	1.3%
Verizon Communications, Inc.	1.3%
Cisco Systems, Inc.	1.2%
Procter & Gamble Co.	1.2%
Pfizer, Inc.	1.1%
Comcast Corp., Class A	1.1%
Total	16.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

Effective May 17, 2024, the Fund's principal investment strategy includes investment in real estate investment trusts (REITs) and the Fund's principal risks also include real estate risk.

Effective July 1, 2024, the Fund is managed by a team comprised of Jennifer Mihara, Thomas C. Seto and Gordon Wotherspoon. Prior to July 1, 2024, the Fund was managed by Thomas C. Seto who intends to retire after December 31, 2024.

Material Fund Change Risks Change [Text Block]

Effective May 17, 2024, the Fund's principal investment strategy includes investment in real estate investment trusts (REITs) and the Fund's principal risks also include real estate risk.

Effective July 1, 2024, the Fund is managed by a team comprised of Jennifer Mihara, Thomas C. Seto and Gordon Wotherspoon. Prior to July 1, 2024, the Fund was managed by Thomas C. Seto who intends to retire after December 31, 2024.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

Updated Prospectus Phone Number	1-800-368-2745
C000161544
Shareholder Report [Line Items]
Fund Name	Calvert US Mid-Cap Core Responsible Index Fund
Class Name	Class A
Trading Symbol	CMJAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert US Mid-Cap Core Responsible Index Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$56	0.49%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell Midcap® Index (the Index):

↓ Not owning Index component and cybersecurity software firm CrowdStrike Holdings, Inc. hurt returns as its stock price doubled on strong annual recurring revenue

↓ Not owning Index component Palantir Technologies, Inc. hurt returns as its stock price doubled on hot AI-driven demand for the firm’s “big data” software

↓ Not owning Index component Vistra Corp., an electricity generator, hurt returns as its stock price rose on strong demand and a successful business acquisition

↓ Among sectors, stock selections in industrials, and stock selections and overweight positions in information technology and health care hampered returns

↑ An overweight position in server hardware and software firm Super Micro Computer, Inc. appreciated on increasing AI-driven demand for its products

↑ An out-of-Index position in computer firm Dell Technologies, Inc. doubled in value on strong sales of servers for AI applications. Dell was sold by period-end

↑ Not owning Index component and medical device company DexCom, Inc. aided returns as lower-than-expected sales of its diabetes products depressed its stock price

↑ Among sectors, underweight positions in energy and real estate, and stock selections and an underweight position in materials helped Index-relative returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	S&P 500® Index	Russell Midcap® Index	Calvert US Mid-Cap Core Responsible Index
11/15	$9,496	$10,809	$10,647	$9,978
12/15	$9,242	$10,638	$10,362	$9,709
1/16	$8,606	$10,111	$9,683	$9,055
2/16	$8,740	$10,097	$9,792	$9,208
3/16	$9,418	$10,782	$10,594	$9,931
4/16	$9,524	$10,824	$10,706	$10,047
5/16	$9,686	$11,018	$10,882	$10,228
6/16	$9,648	$11,047	$10,931	$10,193
7/16	$10,073	$11,454	$11,430	$10,646
8/16	$10,106	$11,470	$11,402	$10,687
9/16	$10,149	$11,472	$11,425	$10,739
10/16	$9,867	$11,263	$11,062	$10,443
11/16	$10,503	$11,680	$11,659	$11,123
12/16	$10,603	$11,911	$11,791	$11,235
1/17	$10,919	$12,137	$12,076	$11,580
2/17	$11,269	$12,619	$12,418	$11,963
3/17	$11,284	$12,633	$12,398	$11,983
4/17	$11,381	$12,763	$12,494	$12,090
5/17	$11,478	$12,943	$12,608	$12,201
6/17	$11,556	$13,023	$12,733	$12,292
7/17	$11,668	$13,291	$12,921	$12,422
8/17	$11,541	$13,332	$12,820	$12,284
9/17	$11,887	$13,607	$13,176	$12,664
10/17	$12,086	$13,925	$13,395	$12,881
11/17	$12,475	$14,352	$13,846	$13,303
12/17	$12,586	$14,511	$13,975	$13,430
1/18	$13,181	$15,342	$14,501	$14,079
2/18	$12,716	$14,777	$13,902	$13,594
3/18	$12,631	$14,401	$13,911	$13,513
4/18	$12,521	$14,456	$13,889	$13,398
5/18	$12,741	$14,804	$14,205	$13,643
6/18	$12,791	$14,896	$14,303	$13,697
7/18	$13,141	$15,450	$14,659	$14,086
8/18	$13,691	$15,953	$15,114	$14,681
9/18	$13,616	$16,044	$15,018	$14,602
10/18	$12,396	$14,947	$13,770	$13,299
11/18	$12,737	$15,252	$14,108	$13,677
12/18	$11,392	$13,875	$12,709	$12,236
1/19	$12,639	$14,987	$14,080	$13,585
2/19	$13,286	$15,468	$14,685	$14,291
3/19	$13,250	$15,769	$14,811	$14,263
4/19	$13,846	$16,407	$15,374	$14,918
5/19	$12,901	$15,364	$14,431	$13,895
6/19	$13,887	$16,447	$15,422	$14,971
7/19	$14,118	$16,684	$15,642	$15,224
8/19	$13,518	$16,419	$15,197	$14,584
9/19	$13,759	$16,727	$15,496	$14,840
10/19	$13,954	$17,089	$15,659	$15,061
11/19	$14,626	$17,709	$16,219	$15,793
12/19	$14,888	$18,244	$16,591	$16,086
1/20	$14,706	$18,236	$16,458	$15,897
2/20	$13,480	$16,735	$15,028	$14,561
3/20	$11,164	$14,668	$12,099	$12,017
4/20	$12,718	$16,549	$13,837	$13,708
5/20	$13,746	$17,337	$14,810	$14,829
6/20	$14,038	$17,682	$15,077	$15,151
7/20	$14,837	$18,679	$15,962	$16,022
8/20	$15,416	$20,021	$16,523	$16,652
9/20	$15,217	$19,260	$16,201	$16,442
10/20	$15,468	$18,748	$16,305	$16,720
11/20	$17,534	$20,801	$18,558	$18,984
12/20	$18,416	$21,600	$19,428	$19,957
1/21	$18,442	$21,382	$19,376	$19,995
2/21	$19,384	$21,972	$20,455	$21,032
3/21	$19,822	$22,934	$21,009	$21,523
4/21	$20,774	$24,158	$22,080	$22,566
5/21	$20,838	$24,327	$22,257	$22,639
6/21	$20,998	$24,895	$22,585	$22,823
7/21	$21,271	$25,486	$22,758	$23,134
8/21	$21,843	$26,261	$23,337	$23,774
9/21	$20,870	$25,040	$22,375	$22,718
10/21	$22,057	$26,794	$23,706	$24,032
11/21	$21,426	$26,608	$22,881	$23,352
12/21	$22,269	$27,801	$23,815	$24,280
1/22	$20,434	$26,362	$22,061	$22,285
2/22	$20,220	$25,573	$21,902	$22,053
3/22	$20,423	$26,522	$22,463	$22,299
4/22	$18,709	$24,209	$20,733	$20,423
5/22	$18,655	$24,254	$20,749	$20,354
6/22	$16,996	$22,252	$18,678	$18,538
7/22	$18,666	$24,304	$20,522	$20,370
8/22	$18,045	$23,312	$19,878	$19,694
9/22	$16,452	$21,165	$18,036	$17,957
10/22	$17,853	$22,879	$19,637	$19,509
11/22	$18,946	$24,158	$20,817	$20,714
12/22	$17,971	$22,766	$19,692	$19,648
1/23	$19,527	$24,196	$21,327	$21,354
2/23	$19,084	$23,606	$20,810	$20,881
3/23	$18,757	$24,473	$20,490	$20,508
4/23	$18,525	$24,855	$20,382	$20,256
5/23	$18,038	$24,963	$19,813	$19,729
6/23	$19,560	$26,612	$21,466	$21,413
7/23	$20,203	$27,467	$22,317	$22,116
8/23	$19,411	$27,030	$21,543	$21,251
9/23	$18,364	$25,741	$20,461	$20,113
10/23	$17,290	$25,200	$19,439	$18,948
11/23	$19,056	$27,501	$21,428	$20,895
12/23	$20,663	$28,750	$23,084	$22,676
1/24	$20,345	$29,233	$22,755	$22,340
2/24	$21,512	$30,794	$24,027	$23,630
3/24	$22,377	$31,785	$25,069	$24,596
4/24	$21,015	$30,487	$23,715	$23,104
5/24	$21,551	$31,999	$24,391	$23,708
6/24	$21,383	$33,147	$24,230	$23,532
7/24	$22,483	$33,550	$25,372	$24,750
8/24	$22,868	$34,364	$25,886	$25,181
9/24	$23,382	$32,568	$24,917	$25,763

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since 10/30/15 (Inception)
Class A	27.35%	11.18%	10.59%
Class A with 4.75% Maximum Sales Charge	21.32%	10.10%	9.98%
S&P 500®IndexFootnote Reference1	36.35%	15.96%	14.14%
Russell Midcap® Index	29.33%	11.28%	10.77%
Calvert US Mid-Cap Core Responsible IndexFootnote Reference2	28.09%	11.65%	11.18%

Performance Inception Date	Oct. 30, 2015
Material Change Date		Sep. 30, 2023
AssetsNet	$ 477,263,392
Holdings Count | Holding	627
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$477,263,392
# of Portfolio Holdings	627
Portfolio Turnover Rate	28%
Total Advisory Fees Paid (net of waiver)	$0

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.2%
Energy	0.4%
Communication Services	3.5%
Materials	5.0%
Utilities	5.3%
Consumer Staples	6.5%
Real Estate	7.7%
Consumer Discretionary	9.3%
Health Care	11.1%
Financials	15.2%
Information Technology	15.3%
Industrials	20.5%

Top Ten Holdings (% of total investments)Footnote Referencea

Autodesk, Inc.	0.6%
United Rentals, Inc.	0.5%
Bank of New York Mellon Corp.	0.5%
Crown Castle, Inc.	0.5%
Trade Desk, Inc., Class A	0.5%
Fortinet, Inc.	0.5%
Allstate Corp.	0.5%
Dominion Energy, Inc.	0.5%
Fair Isaac Corp.	0.5%
Lennar Corp., Class A	0.5%
Total	5.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

Effective May 17, 2024, the Fund's principal investment strategy includes investment in real estate investment trusts (REITs) and the Fund's principal risks also include real estate risk.

Effective July 1, 2024, the Fund is managed by a team comprised of Jennifer Mihara, Thomas C. Seto and Gordon Wotherspoon. Prior to July 1, 2024, the Fund was managed by Thomas C. Seto who intends to retire after December 31, 2024.

Material Fund Change Risks Change [Text Block]

Effective May 17, 2024, the Fund's principal investment strategy includes investment in real estate investment trusts (REITs) and the Fund's principal risks also include real estate risk.

Effective July 1, 2024, the Fund is managed by a team comprised of Jennifer Mihara, Thomas C. Seto and Gordon Wotherspoon. Prior to July 1, 2024, the Fund was managed by Thomas C. Seto who intends to retire after December 31, 2024.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

Updated Prospectus Phone Number	1-800-368-2745
C000161547
Shareholder Report [Line Items]
Fund Name	Calvert US Mid-Cap Core Responsible Index Fund
Class Name	Class I
Trading Symbol	CMJIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert US Mid-Cap Core Responsible Index Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$27	0.24%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell Midcap® Index (the Index):

↓ Not owning Index component and cybersecurity software firm CrowdStrike Holdings, Inc. hurt returns as its stock price doubled on strong annual recurring revenue

↓ Not owning Index component Palantir Technologies, Inc. hurt returns as its stock price doubled on hot AI-driven demand for the firm’s “big data” software

↓ Not owning Index component Vistra Corp., an electricity generator, hurt returns as its stock price rose on strong demand and a successful business acquisition

↓ Among sectors, stock selections in industrials, and stock selections and overweight positions in information technology and health care hampered returns

↑ An overweight position in server hardware and software firm Super Micro Computer, Inc. appreciated on increasing AI-driven demand for its products

↑ An out-of-Index position in computer firm Dell Technologies, Inc. doubled in value on strong sales of servers for AI applications. Dell was sold by period-end

↑ Not owning Index component and medical device company DexCom, Inc. aided returns as lower-than-expected sales of its diabetes products depressed its stock price

↑ Among sectors, underweight positions in energy and real estate, and stock selections and an underweight position in materials helped Index-relative returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	S&P 500® Index	Russell Midcap® Index	Calvert US Mid-Cap Core Responsible Index
11/15	$997,500	$1,080,895	$1,064,702	$997,815
12/15	$970,795	$1,063,848	$1,036,167	$970,862
1/16	$904,577	$1,011,055	$968,276	$905,532
2/16	$918,623	$1,009,691	$979,221	$920,826
3/16	$989,866	$1,078,187	$1,059,425	$993,081
4/16	$1,001,400	$1,082,366	$1,070,624	$1,004,703
5/16	$1,018,956	$1,101,804	$1,088,182	$1,022,762
6/16	$1,015,447	$1,104,659	$1,093,138	$1,019,286
7/16	$1,060,097	$1,145,386	$1,143,046	$1,064,619
8/16	$1,064,108	$1,146,994	$1,140,191	$1,068,737
9/16	$1,069,135	$1,147,211	$1,142,494	$1,073,911
10/16	$1,039,527	$1,126,284	$1,106,240	$1,044,307
11/16	$1,106,766	$1,167,996	$1,165,898	$1,112,257
12/16	$1,117,658	$1,191,083	$1,179,140	$1,123,519
1/17	$1,151,428	$1,213,674	$1,207,596	$1,157,990
2/17	$1,188,266	$1,261,864	$1,241,767	$1,196,335
3/17	$1,190,829	$1,263,336	$1,239,826	$1,198,309
4/17	$1,201,051	$1,276,310	$1,249,377	$1,208,986
5/17	$1,211,780	$1,294,271	$1,260,788	$1,220,111
6/17	$1,219,967	$1,302,349	$1,273,330	$1,229,214
7/17	$1,232,763	$1,329,129	$1,292,078	$1,242,206
8/17	$1,219,470	$1,333,198	$1,282,036	$1,228,351
9/17	$1,256,291	$1,360,699	$1,317,560	$1,266,356
10/17	$1,277,787	$1,392,452	$1,339,546	$1,288,075
11/17	$1,319,219	$1,435,158	$1,384,618	$1,330,329
12/17	$1,331,604	$1,451,115	$1,397,491	$1,343,011
1/18	$1,394,736	$1,534,197	$1,450,101	$1,407,922
2/18	$1,345,820	$1,477,651	$1,390,202	$1,359,445
3/18	$1,337,401	$1,440,099	$1,391,064	$1,351,283
4/18	$1,325,823	$1,445,625	$1,388,946	$1,339,789
5/18	$1,350,040	$1,480,438	$1,420,472	$1,364,280
6/18	$1,355,296	$1,489,550	$1,430,278	$1,369,672
7/18	$1,393,181	$1,544,982	$1,465,912	$1,408,640
8/18	$1,452,094	$1,595,326	$1,511,445	$1,468,124
9/18	$1,444,207	$1,604,406	$1,501,759	$1,460,155
10/18	$1,314,785	$1,494,745	$1,376,986	$1,329,854
11/18	$1,351,487	$1,525,205	$1,410,831	$1,367,660
12/18	$1,209,138	$1,387,493	$1,270,904	$1,223,594
1/19	$1,342,291	$1,498,681	$1,408,000	$1,358,515
2/19	$1,411,044	$1,546,801	$1,468,479	$1,429,061
3/19	$1,407,246	$1,576,858	$1,481,066	$1,426,312
4/19	$1,471,131	$1,640,704	$1,537,423	$1,491,768
5/19	$1,371,008	$1,536,441	$1,443,079	$1,389,463
6/19	$1,476,558	$1,644,723	$1,542,200	$1,497,107
7/19	$1,500,919	$1,668,361	$1,564,221	$1,522,379
8/19	$1,437,590	$1,641,934	$1,519,668	$1,458,438
9/19	$1,463,045	$1,672,655	$1,549,595	$1,483,994
10/19	$1,484,698	$1,708,885	$1,565,890	$1,506,147
11/19	$1,556,127	$1,770,915	$1,621,853	$1,579,322
12/19	$1,584,659	$1,824,365	$1,659,063	$1,608,637
1/20	$1,565,913	$1,823,650	$1,645,764	$1,589,692
2/20	$1,435,204	$1,673,528	$1,502,811	$1,456,127
3/20	$1,188,650	$1,466,826	$1,209,934	$1,201,733
4/20	$1,354,683	$1,654,864	$1,383,702	$1,370,786
5/20	$1,465,013	$1,733,682	$1,480,976	$1,482,882
6/20	$1,495,918	$1,768,160	$1,507,657	$1,515,054
7/20	$1,581,959	$1,867,858	$1,596,187	$1,602,154
8/20	$1,643,209	$2,002,121	$1,652,308	$1,665,204
9/20	$1,622,785	$1,926,047	$1,620,139	$1,644,200
10/20	$1,649,790	$1,874,826	$1,630,468	$1,672,025
11/20	$1,870,444	$2,080,052	$1,855,832	$1,898,445
12/20	$1,964,981	$2,160,026	$1,942,777	$1,995,708
1/21	$1,968,348	$2,138,219	$1,937,639	$1,999,517
2/21	$2,069,166	$2,197,180	$2,045,549	$2,103,241
3/21	$2,116,146	$2,293,407	$2,100,900	$2,152,312
4/21	$2,218,604	$2,415,803	$2,207,972	$2,256,576
5/21	$2,225,380	$2,432,676	$2,225,692	$2,263,886
6/21	$2,242,908	$2,489,466	$2,258,451	$2,282,255
7/21	$2,272,339	$2,548,603	$2,275,826	$2,313,423
8/21	$2,334,060	$2,626,095	$2,333,683	$2,377,414
9/21	$2,231,003	$2,503,956	$2,237,538	$2,271,792
10/21	$2,358,408	$2,679,388	$2,370,626	$2,403,250
11/21	$2,291,592	$2,660,823	$2,288,081	$2,335,157
12/21	$2,381,890	$2,780,070	$2,381,535	$2,427,954
1/22	$2,186,166	$2,636,210	$2,206,085	$2,228,515
2/22	$2,163,448	$2,557,278	$2,190,220	$2,205,329
3/22	$2,186,166	$2,652,229	$2,246,307	$2,229,913
4/22	$2,003,257	$2,420,949	$2,073,265	$2,042,345
5/22	$1,997,432	$2,425,391	$2,074,917	$2,035,410
6/22	$1,820,349	$2,225,190	$1,867,824	$1,853,812
7/22	$1,999,180	$2,430,362	$2,052,205	$2,037,037
8/22	$1,933,356	$2,331,248	$1,987,822	$1,969,372
9/22	$1,763,262	$2,116,543	$1,803,590	$1,795,725
10/22	$1,913,550	$2,287,901	$1,963,664	$1,950,950
11/22	$2,031,218	$2,415,758	$2,081,674	$2,071,445
12/22	$1,927,552	$2,276,576	$1,969,169	$1,964,787
1/23	$2,094,015	$2,419,622	$2,132,695	$2,135,412
2/23	$2,047,546	$2,360,586	$2,080,968	$2,088,108
3/23	$2,012,842	$2,447,253	$2,049,034	$2,050,766
4/23	$1,987,549	$2,485,450	$2,038,212	$2,025,617
5/23	$1,935,787	$2,496,254	$1,981,263	$1,972,923
6/23	$2,100,485	$2,661,194	$2,146,588	$2,141,346
7/23	$2,169,305	$2,746,685	$2,231,739	$2,211,600
8/23	$2,085,191	$2,702,954	$2,154,333	$2,125,078
9/23	$1,973,432	$2,574,083	$2,046,101	$2,011,314
10/23	$1,858,144	$2,519,959	$1,943,899	$1,894,775
11/23	$2,047,546	$2,750,095	$2,142,776	$2,089,532
12/23	$2,221,054	$2,875,033	$2,308,402	$2,267,635
1/24	$2,187,762	$2,923,346	$2,275,532	$2,234,001
2/24	$2,313,202	$3,079,440	$2,402,664	$2,363,045
3/24	$2,406,538	$3,178,520	$2,506,909	$2,459,569
4/24	$2,260,885	$3,048,694	$2,371,490	$2,310,362
5/24	$2,319,147	$3,199,863	$2,439,127	$2,370,776
6/24	$2,301,311	$3,314,681	$2,422,971	$2,353,221
7/24	$2,420,212	$3,355,028	$2,537,164	$2,475,008
8/24	$2,462,421	$3,436,410	$2,588,573	$2,518,056
9/24	$2,518,194	$3,256,781	$2,491,711	$2,576,325

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since 10/30/15 (Inception)
Class I	27.61%	11.46%	10.90%
S&P 500®IndexFootnote Reference1	36.35%	15.96%	14.14%
Russell Midcap® Index	29.33%	11.28%	10.77%
Calvert US Mid-Cap Core Responsible IndexFootnote Reference2	28.09%	11.65%	11.18%

Performance Inception Date	Oct. 30, 2015
Material Change Date		Sep. 30, 2023
AssetsNet	$ 477,263,392
Holdings Count | Holding	627
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$477,263,392
# of Portfolio Holdings	627
Portfolio Turnover Rate	28%
Total Advisory Fees Paid (net of waiver)	$0

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.2%
Energy	0.4%
Communication Services	3.5%
Materials	5.0%
Utilities	5.3%
Consumer Staples	6.5%
Real Estate	7.7%
Consumer Discretionary	9.3%
Health Care	11.1%
Financials	15.2%
Information Technology	15.3%
Industrials	20.5%

Top Ten Holdings (% of total investments)Footnote Referencea

Autodesk, Inc.	0.6%
United Rentals, Inc.	0.5%
Bank of New York Mellon Corp.	0.5%
Crown Castle, Inc.	0.5%
Trade Desk, Inc., Class A	0.5%
Fortinet, Inc.	0.5%
Allstate Corp.	0.5%
Dominion Energy, Inc.	0.5%
Fair Isaac Corp.	0.5%
Lennar Corp., Class A	0.5%
Total	5.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

Effective May 17, 2024, the Fund's principal investment strategy includes investment in real estate investment trusts (REITs) and the Fund's principal risks also include real estate risk.

Effective July 1, 2024, the Fund is managed by a team comprised of Jennifer Mihara, Thomas C. Seto and Gordon Wotherspoon. Prior to July 1, 2024, the Fund was managed by Thomas C. Seto who intends to retire after December 31, 2024.

Material Fund Change Risks Change [Text Block]

Effective May 17, 2024, the Fund's principal investment strategy includes investment in real estate investment trusts (REITs) and the Fund's principal risks also include real estate risk.

Effective July 1, 2024, the Fund is managed by a team comprised of Jennifer Mihara, Thomas C. Seto and Gordon Wotherspoon. Prior to July 1, 2024, the Fund was managed by Thomas C. Seto who intends to retire after December 31, 2024.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

Updated Prospectus Phone Number	1-800-368-2745
C000235283
Shareholder Report [Line Items]
Fund Name	Calvert US Mid-Cap Core Responsible Index Fund
Class Name	Class R6
Trading Symbol	CMCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert US Mid-Cap Core Responsible Index Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$23	0.20%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell Midcap® Index (the Index):

↓ Not owning Index component and cybersecurity software firm CrowdStrike Holdings, Inc. hurt returns as its stock price doubled on strong annual recurring revenue

↓ Not owning Index component Palantir Technologies, Inc. hurt returns as its stock price doubled on hot AI-driven demand for the firm’s “big data” software

↓ Not owning Index component Vistra Corp., an electricity generator, hurt returns as its stock price rose on strong demand and a successful business acquisition

↓ Among sectors, stock selections in industrials, and stock selections and overweight positions in information technology and health care hampered returns

↑ An overweight position in server hardware and software firm Super Micro Computer, Inc. appreciated on increasing AI-driven demand for its products

↑ An out-of-Index position in computer firm Dell Technologies, Inc. doubled in value on strong sales of servers for AI applications. Dell was sold by period-end

↑ Not owning Index component and medical device company DexCom, Inc. aided returns as lower-than-expected sales of its diabetes products depressed its stock price

↑ Among sectors, underweight positions in energy and real estate, and stock selections and an underweight position in materials helped Index-relative returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class R6	S&P 500® Index	Russell Midcap® Index	Calvert US Mid-Cap Core Responsible Index
11/15	$4,987,500	$5,437,894	$5,323,512	$4,989,073
12/15	$4,853,974	$5,352,128	$5,180,834	$4,854,310
1/16	$4,522,850	$5,086,533	$4,841,380	$4,527,660
2/16	$4,593,088	$5,079,670	$4,896,103	$4,604,129
3/16	$4,949,297	$5,424,266	$5,297,124	$4,965,404
4/16	$5,006,993	$5,445,294	$5,353,120	$5,023,516
5/16	$5,094,791	$5,543,082	$5,440,910	$5,113,811
6/16	$5,077,231	$5,557,444	$5,465,691	$5,096,428
7/16	$5,300,489	$5,762,340	$5,715,231	$5,323,094
8/16	$5,320,557	$5,770,431	$5,700,954	$5,343,684
9/16	$5,345,642	$5,771,522	$5,712,472	$5,369,553
10/16	$5,197,640	$5,666,242	$5,531,199	$5,221,536
11/16	$5,533,781	$5,876,091	$5,829,489	$5,561,284
12/16	$5,588,270	$5,992,239	$5,895,702	$5,617,593
1/17	$5,757,069	$6,105,890	$6,037,978	$5,789,948
2/17	$5,941,213	$6,348,330	$6,208,837	$5,981,674
3/17	$5,954,001	$6,355,735	$6,199,132	$5,991,544
4/17	$6,005,152	$6,421,008	$6,246,883	$6,044,928
5/17	$6,058,861	$6,511,370	$6,303,940	$6,100,556
6/17	$6,099,782	$6,552,011	$6,366,648	$6,146,070
7/17	$6,163,721	$6,686,737	$6,460,388	$6,211,032
8/17	$6,097,225	$6,707,207	$6,410,180	$6,141,756
9/17	$6,281,369	$6,845,564	$6,587,800	$6,331,779
10/17	$6,388,786	$7,005,308	$6,697,730	$6,440,373
11/17	$6,595,949	$7,220,160	$6,923,091	$6,651,644
12/17	$6,657,919	$7,300,438	$6,987,454	$6,715,057
1/18	$6,973,584	$7,718,417	$7,250,503	$7,039,612
2/18	$6,728,943	$7,433,938	$6,951,008	$6,797,223
3/18	$6,686,855	$7,245,018	$6,955,319	$6,756,415
4/18	$6,628,983	$7,272,817	$6,944,732	$6,698,945
5/18	$6,749,988	$7,447,961	$7,102,362	$6,821,402
6/18	$6,776,293	$7,493,803	$7,151,390	$6,848,362
7/18	$6,965,693	$7,772,674	$7,329,559	$7,043,198
8/18	$7,260,314	$8,025,949	$7,557,223	$7,340,621
9/18	$7,220,856	$8,071,632	$7,508,793	$7,300,774
10/18	$6,573,741	$7,519,935	$6,884,930	$6,649,271
11/18	$6,757,251	$7,673,179	$7,054,153	$6,838,300
12/18	$6,045,534	$6,980,361	$6,354,522	$6,117,972
1/19	$6,711,246	$7,539,738	$7,039,999	$6,792,575
2/19	$7,054,927	$7,781,826	$7,342,393	$7,145,306
3/19	$7,035,984	$7,933,040	$7,405,332	$7,131,559
4/19	$7,355,310	$8,254,246	$7,687,114	$7,458,842
5/19	$6,854,672	$7,729,704	$7,215,393	$6,947,313
6/19	$7,382,371	$8,274,465	$7,711,001	$7,485,533
7/19	$7,504,148	$8,393,386	$7,821,106	$7,611,895
8/19	$7,187,528	$8,260,432	$7,598,339	$7,292,188
9/19	$7,314,717	$8,414,989	$7,747,977	$7,419,971
10/19	$7,422,963	$8,597,255	$7,829,449	$7,530,733
11/19	$7,780,175	$8,909,326	$8,109,266	$7,896,611
12/19	$7,922,664	$9,178,227	$8,295,315	$8,043,186
1/20	$7,828,904	$9,174,629	$8,228,820	$7,948,462
2/20	$7,175,347	$8,419,381	$7,514,054	$7,280,633
3/20	$5,942,687	$7,379,479	$6,049,669	$6,008,666
4/20	$6,772,733	$8,325,482	$6,918,509	$6,853,930
5/20	$7,324,259	$8,722,009	$7,404,878	$7,414,411
6/20	$7,478,686	$8,895,465	$7,538,283	$7,575,268
7/20	$7,908,876	$9,397,037	$7,980,934	$8,010,769
8/20	$8,214,972	$10,072,501	$8,261,539	$8,326,018
9/20	$8,112,940	$9,689,779	$8,100,696	$8,220,998
10/20	$8,248,064	$9,432,091	$8,152,339	$8,360,125
11/20	$9,351,115	$10,464,566	$9,279,159	$9,492,227
12/20	$9,823,914	$10,866,909	$9,713,886	$9,978,542
1/21	$9,840,900	$10,757,199	$9,688,196	$9,997,584
2/21	$10,344,836	$11,053,828	$10,227,746	$10,516,204
3/21	$10,579,817	$11,537,938	$10,504,499	$10,761,560
4/21	$11,092,246	$12,153,703	$11,039,862	$11,282,880
5/21	$11,126,219	$12,238,589	$11,128,461	$11,319,430
6/21	$11,213,983	$12,524,296	$11,292,255	$11,411,274
7/21	$11,361,200	$12,821,810	$11,379,130	$11,567,113
8/21	$11,669,790	$13,211,665	$11,668,417	$11,887,068
9/21	$11,154,530	$12,597,194	$11,187,691	$11,358,958
10/21	$11,791,528	$13,479,776	$11,853,130	$12,016,248
11/21	$11,457,458	$13,386,375	$11,440,403	$11,675,785
12/21	$11,908,928	$13,986,300	$11,907,676	$12,139,770
1/22	$10,930,352	$13,262,551	$11,030,426	$11,142,574
2/22	$10,816,767	$12,865,451	$10,951,098	$11,026,647
3/22	$10,927,439	$13,343,139	$11,231,536	$11,149,563
4/22	$10,015,848	$12,179,593	$10,366,327	$10,211,726
5/22	$9,986,724	$12,201,938	$10,374,587	$10,177,052
6/22	$9,101,345	$11,194,744	$9,339,122	$9,269,060
7/22	$9,998,374	$12,226,949	$10,261,024	$10,185,183
8/22	$9,666,357	$11,728,311	$9,939,108	$9,846,861
9/22	$8,818,840	$10,648,150	$9,017,951	$8,978,624
10/22	$9,570,247	$11,510,238	$9,818,322	$9,754,748
11/22	$10,158,558	$12,153,477	$10,408,371	$10,357,227
12/22	$9,639,395	$11,453,260	$9,845,847	$9,823,934
1/23	$10,473,120	$12,172,914	$10,663,475	$10,677,062
2/23	$10,240,384	$11,875,907	$10,404,838	$10,440,541
3/23	$10,066,568	$12,311,922	$10,245,170	$10,253,830
4/23	$9,942,835	$12,504,092	$10,191,061	$10,128,085
5/23	$9,683,585	$12,558,443	$9,906,315	$9,864,616
6/23	$10,505,526	$13,388,246	$10,732,939	$10,706,731
7/23	$10,853,157	$13,818,343	$11,158,694	$11,058,001
8/23	$10,428,930	$13,598,333	$10,771,665	$10,625,389
9/23	$9,869,185	$12,949,993	$10,230,504	$10,056,570
10/23	$9,294,710	$12,677,700	$9,719,495	$9,473,874
11/23	$10,243,330	$13,835,496	$10,713,880	$10,447,660
12/23	$11,110,030	$14,464,051	$11,542,010	$11,338,174
1/24	$10,943,185	$14,707,109	$11,377,660	$11,170,007
2/24	$11,571,830	$15,492,404	$12,013,318	$11,815,223
3/24	$12,042,569	$15,990,865	$12,534,543	$12,297,846
4/24	$11,312,626	$15,337,726	$11,857,451	$11,551,808
5/24	$11,604,603	$16,098,242	$12,195,637	$11,853,879
6/24	$11,515,222	$16,675,880	$12,114,853	$11,766,106
7/24	$12,111,094	$16,878,865	$12,685,822	$12,375,039
8/24	$12,319,649	$17,288,291	$12,942,866	$12,590,278
9/24	$12,602,688	$16,283,905	$12,458,556	$12,881,623

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since 10/30/15 (Inception)
Class R6	27.70%	11.48%	10.91%
S&P 500®IndexFootnote Reference2	36.35%	15.96%	14.14%
Russell Midcap® Index	29.33%	11.28%	10.77%
Calvert US Mid-Cap Core Responsible IndexFootnote Reference3	28.09%	11.65%	11.18%

Performance Inception Date	Oct. 30, 2015
Material Change Date		Sep. 30, 2023
AssetsNet	$ 477,263,392
Holdings Count | Holding	627
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$477,263,392
# of Portfolio Holdings	627
Portfolio Turnover Rate	28%
Total Advisory Fees Paid (net of waiver)	$0

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.2%
Energy	0.4%
Communication Services	3.5%
Materials	5.0%
Utilities	5.3%
Consumer Staples	6.5%
Real Estate	7.7%
Consumer Discretionary	9.3%
Health Care	11.1%
Financials	15.2%
Information Technology	15.3%
Industrials	20.5%

Top Ten Holdings (% of total investments)Footnote Referencea

Autodesk, Inc.	0.6%
United Rentals, Inc.	0.5%
Bank of New York Mellon Corp.	0.5%
Crown Castle, Inc.	0.5%
Trade Desk, Inc., Class A	0.5%
Fortinet, Inc.	0.5%
Allstate Corp.	0.5%
Dominion Energy, Inc.	0.5%
Fair Isaac Corp.	0.5%
Lennar Corp., Class A	0.5%
Total	5.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

Effective May 17, 2024, the Fund's principal investment strategy includes investment in real estate investment trusts (REITs) and the Fund's principal risks also include real estate risk.

Effective July 1, 2024, the Fund is managed by a team comprised of Jennifer Mihara, Thomas C. Seto and Gordon Wotherspoon. Prior to July 1, 2024, the Fund was managed by Thomas C. Seto who intends to retire after December 31, 2024.

Material Fund Change Risks Change [Text Block]

Effective May 17, 2024, the Fund's principal investment strategy includes investment in real estate investment trusts (REITs) and the Fund's principal risks also include real estate risk.

Effective July 1, 2024, the Fund is managed by a team comprised of Jennifer Mihara, Thomas C. Seto and Gordon Wotherspoon. Prior to July 1, 2024, the Fund was managed by Thomas C. Seto who intends to retire after December 31, 2024.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 1, 2025 at www.eatonvance.com/calvert-fund-documents.php or upon request by contacting us at 1-800-368-2745.

Updated Prospectus Phone Number	1-800-368-2745